Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	GLOBAL-TECH ADVANCED INNOVATIONS INC.
Entity Central Index Key	0001057708
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	3,041,227

Consolidated Balance Sheets(USD ($))	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 32,385,376	$ 39,792,733
Restricted cash	14,592,289	4,546,062
Available-for-sale investments	17,153	2,006,066
Accounts and bills receivable	19,713,608	30,273,062
Inventories	5,392,332	5,374,192
Prepaid expenses	181,224	149,558
Deposits and other assets	5,044,456	769,206
Amount due from a related party	18,841	11,798
Total current assets	77,345,279	82,922,677
Interests in jointly-controlled entities
Property, plant and equipment, net	26,528,681	21,933,787
Land use rights, net	3,026,537	3,083,128
Deposits paid for purchase of property, plant and equipment	280,146	66,617
Available-for-sale investments	1,045,200	1,033,800
Total assets	108,225,843	109,040,009
Current liabilities:
Short term bank loans	4,826,241	4,000,000
Accounts payable	7,134,526	8,163,510
Customer deposits	1,331,100	860,779
Accrued salaries, allowances and other employee benefits	4,367,642	3,102,335
Other accrued liabilities	9,643,638	6,637,851
Income tax payable	4,659,313	6,157,885
Total current liabilities	31,962,460	28,922,360
Deferred tax liabilities	5,180	27,017
Total liabilities	31,967,640	28,949,377
Commitments and contingencies
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,230,814 and 3,229,314 shares issued as of March 31, 2013 and 2012	129,233	129,173
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued
Additional paid-in capital	85,053,402	84,786,226
Statutory reserves	1,238,361
Accumulated deficit	(15,932,941)	(9,690,526)
Accumulated other comprehensive income	10,709,740	9,697,445
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2013 and 2012	(4,663,321)	(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	76,534,474	80,258,997
Non-controlling interests	(276,271)	(168,365)
Total shareholders' equity	76,258,203	80,090,632
Total liabilities and shareholders' equity	$ 108,225,843	$ 109,040,009

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2009
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.04	$ 0.04
Common stock, shares authorized	12,500,000	12,500,000	12,500,000
Common stock, shares issued	3,230,814	3,229,314
Preferred Stock, par value	$ 0.04	$ 0.04
Preferred stock, shares authorized	250,000	250,000	250,000
Preferred stock, shares issued
Treasury stock, shares	189,587	189,587

Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Net sales	$ 81,083,384	$ 69,652,705	$ 57,468,866
Cost of goods sold	(70,817,320)	(59,008,973)	(50,403,138)
Gross profit	10,266,064	10,643,732	7,065,728
Selling, general and administrative expenses	(16,254,968)	(10,612,458)	(11,317,767)
Other operating income, net		28,589	1,137,580
Operating profit (loss)	(5,988,904)	59,863	(3,114,459)
Interest income, net	1,504,166	95,477	536,187
Other income (expenses), net	845,806	1,116,279	370,274
Income (Loss) from continuing operations before income taxes	(3,638,932)	1,271,619	(2,207,998)
Income tax (expense) benefit	841,900	(1,228,625)	(204,122)
Income (Loss) from continuing operations	(2,797,032)	42,994	(2,412,120)
Income (Loss) from discontinued operations, net of tax	725,773	1,374,342	(1,775,879)
Net income (loss)	(2,071,259)	1,417,336	(4,187,999)
Other comprehensive income
Foreign currency translation adjustments	989,852	2,277,759	2,304,636
Release of unrealized loss on available-for-sale investments, net of income tax of nil		643	1,877
Unrealized gain on available-for-sale investments, net of income tax of nil	22,495	24,600	11,092
Unrealized loss on available-for-sale investments, net of income tax of nil		(643)
Total comprehensive income (loss)	(1,058,912)	3,719,052	(1,870,394)
Less: Comprehensive income (loss) attributable to non-controlling interests
Net income (loss)	107,958	(6,659)	175,028
Foreign currency translation adjustments	(52)	454	(458)
Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(951,006)	3,712,847	(1,695,824)
Income (Loss) from continuing operations	(2,797,032)	42,994	(2,412,120)
Net income (loss) attributable to non-controlling interests	107,958	(6,659)	175,028
Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(2,689,074)	36,335	(2,237,092)
Income (Loss) from discontinued operations	725,773	1,374,342	(1,775,879)
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (1,963,301)	$ 1,410,677	$ (4,012,971)
Basic and diluted earnings (loss) from continuing operations per share of common stock	$ (0.88)	$ 0.01	$ (0.74)
Basic and diluted earnings (loss) per share of common stock	$ (0.65)	$ 0.46	$ (1.32)
Basic and diluted weighted average number of shares of common stock	3,040,310	3,039,727	3,039,454

Consolidated Statements of Operations and Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Release of unrealized loss on available-for-sale investments, tax, upon disposal
Unrealized gain on available-for-sale investments, tax
Unrealized loss on available-for-sale investments, tax

Consolidated Statements of Changes in Shareholders' Equity (USD $)		Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Global-Tech Shareholders' Equity [Member]	Non-Controlling Interests [Member]
Balance balance at Mar. 31, 2010		$ 77,735,745	$ 129,143	$ (4,663,321)	$ 84,280,027		$ (7,088,232)	$ 5,078,128	$ 77,735,745
Beginning balance, shares at Mar. 31, 2010			3,228,564	(189,587)
Net income/loss for the year		(4,187,999)					(4,012,971)		(4,012,971)	(175,028)
Other comprehensive income:
Unrealized gain on available-for-sale investments, net of income tax of nil		11,092						11,092	11,092
Release of unrealized loss on available-for-sale investments, net of income tax of nil		1,877						1,877	1,877
Foreign currency translation adjustments		2,304,636						2,304,178	2,304,178	458
Total comprehensive income (loss)		(1,870,394)					(4,012,971)	2,317,147	(1,695,824)	(174,570)
Stock compensation expenses		470,109			470,109				470,109
Shares issued to an employee		1,999	30		1,969				1,999
Shares issued to an employee, shares			750
Ending Balance at Mar. 31, 2011		76,337,459	129,173	(4,663,321)	84,752,105		(11,101,203)	7,395,275	76,512,029	(174,570)
Ending Balance, Shares at Mar. 31, 2011			3,229,314	(189,587)
Net income/loss for the year		1,417,336					1,410,677		1,410,677	6,659
Other comprehensive income:
Unrealized gain on available-for-sale investments, net of income tax of nil		24,600						24,600	24,600
Release of unrealized loss on available-for-sale investments, net of income tax of nil		643						643	643
Foreign currency translation adjustments		2,277,759						2,278,213	2,278,213	(454)
Total comprehensive income (loss)		3,719,052					1,410,677	2,302,170	3,712,847	6,205
Stock compensation expenses		34,121			34,121				34,121
Ending Balance at Mar. 31, 2012		80,090,632	129,173	(4,663,321)	84,786,226		(9,690,526)	9,697,445	80,258,997	(168,365)
Ending Balance, Shares at Mar. 31, 2012			3,229,314	(189,587)
Net income/loss for the year		(2,071,259)					(1,963,301)		(1,963,301)	(107,958)
Other comprehensive income:
Unrealized gain on available-for-sale investments, net of income tax of nil		22,495						22,495	22,495
Foreign currency translation adjustments		989,852						989,800	989,800	52
Total comprehensive income (loss)		(1,058,912)					(1,963,301)	1,012,295	(951,006)	(107,906)
Stock compensation expenses		258,128			258,128				258,128
Shares issued to an employee		9,108	60		9,048				9,108
Shares issued to an employee, shares			1,500
Transfer to statutory reserves						1,238,361	(1,238,361)
Cash dividend	[1]	(3,040,753)					(3,040,753)		(3,040,753)
Ending Balance at Mar. 31, 2013		$ 76,258,203	$ 129,233	$ (4,663,321)	$ 85,053,402	$ 1,238,361	$ (15,932,941)	$ 10,709,740	$ 76,534,474	$ (276,271)
Ending Balance, Shares at Mar. 31, 2013			3,230,814	(189,587)

[1]	On August 22, 2012, the Board of Directors declared a special cash dividend of US$1 per each common stock, except for treasury stock owned by the Company itself. The special cash dividend was paid on September 5, 2012.

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Unrealized gain on available-for-sale investments, tax	$ 0	$ 0	$ 0
Release of unrealized loss on available-for-sale investments, tax
Common Stock [Member]
Special Cash Dividend	$ 1
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized gain on available-for-sale investments, tax	0	0	0
Release of unrealized loss on available-for-sale investments, tax		0	0
Total Global-Tech Shareholders' Equity [Member]
Unrealized gain on available-for-sale investments, tax	0	0	0
Release of unrealized loss on available-for-sale investments, tax		$ 0	$ 0

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (2,071,259)	$ 1,417,336	$ (4,187,999)
Plus: (Income) Loss from discontinued operations, net of taxes	(725,773)	(1,374,342)	1,775,879
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization	100,243	98,349	93,780
Depreciation	3,342,484	1,940,518	1,638,360
(Gain) Loss on disposal of property, plant and equipment	43,311	86,015	3,662
Allowance for doubtful accounts			768
Stock compensation expense	258,128	34,121	470,109
Shares issued to an employee	9,108		1,999
Interest received from available-for-sale investments		(13)
Deferred tax	(21,861)	(604)	93,907
Foreign exchange	343,080	67,828	(390,511)
Changes in operating assets and liabilities:
Accounts and bills receivable	10,832,906	(6,656,556)	(3,974,939)
Prepaid expenses	(141,709)	135,753	(74,341)
Deposits and other assets	(4,403,866)	(139,251)	22,616
Legal claims receivable		15,730	5,077,737
Amount due from a jointly-controlled entity		13,694	7,937
Inventories	58,655	(226,182)	(1,040,759)
Accounts payable	(538,503)	1,573,958	3,003,617
Discounted bills			(3,354,398)
Accrued salaries, allowances and other employee benefits	2,159,620	184,139	927,917
Other accrued liabilities	7,636,375	(542,056)	491,005
Accrual for loss contingencies		(19)	(912,192)
Amount due from a related party	(7,043)
Income tax payable	(1,495,465)	663,564	(458,708)
Cash provided by (used in) operating activities - continuing operations	15,378,431	(2,708,018)	(784,554)
Cash provided by (used in) operating activities - discontinued operations	(5,432,318)	16,078,896	(9,237,674)
Net cash provided by (used in) operations	9,946,113	13,370,878	(10,022,228)
Cash flows from investing activities:
Proceeds from disposal of property, plant and equipment	160		1,458
Deposits paid for purchase of property, plant and equipment	(209,801)	(3,365)
Purchases of property, plant and equipment	(7,613,631)	(543,188)	(4,446,340)
Decrease (Increase) in time deposits		1,567,786	(1,494,953)
Proceeds from disposal of available-for-sale investments	2,000,000	9,000,000	15,986,532
Purchases of available-for-sale investments		(8,999,987)	(3,000,000)
Cash provided by (used in) investing activities - continuing operations	(5,823,272)	1,021,246	7,046,697
Cash provided by (used in) investing activities - discontinued operations	506,669	(240,763)	(217,028)
Net cash provided by (used in) investing activities	(5,316,603)	780,483	6,829,669
Cash flows from financing activities:
Receipts (Deposits) of restricted cash	(9,850,513)	15,420,274	(14,503,181)
Proceeds from short-term bank loans	757,941		21,479,662
Settlements of short-term bank loans		(8,930,492)	(9,216,587)
Cash dividend paid	(3,040,753)
Cash provided by (used in) financing activities - continuing operations	(12,133,325)	6,489,782	(2,240,106)
Cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities	(12,133,325)	6,489,782	(2,240,106)
Effect of foreign exchange rate changes on cash	96,458	(53,594)	(170,747)
Net increase (decrease) in cash and cash equivalents	(7,407,357)	20,587,549	(5,603,412)
Cash and cash equivalents at beginning of fiscal year	39,792,733	19,205,184	24,808,596
Cash and cash equivalents at end of fiscal year	32,385,376	39,792,733	19,205,184
Supplemental disclosure information:
Cash paid for interest	109,749	106,599	270,823
Cash paid for taxes	$ 700,334	$ 569,645	$ 623,151

Organization and Principal Activities	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Global-Tech Advanced Innovations Inc. (“Global-Tech”) (formerly known as Global-Tech Appliances Inc.) is primarily an investment holding company, which was incorporated in the British Virgin Islands on May 2, 1991. Global-Tech and its subsidiaries (hereinafter collectively referred to as the “Company”) is primarily a manufacturer of consumer electrical products, including, but not limited to electronic and optical components, and is also involved in the assembly of cellular phones. The Company’s manufacturing operation is located in Dongguan, the People’s Republic of China (the “PRC”). The Company’s products are primarily sold to customers located in the PRC.

Effective December 10, 2008, Global-Tech’s common stock was no longer traded on the New York Stock Exchange and commenced trading on the Nasdaq Capital Market (“Nasdaq”) under the symbol “GAI”. Global-Tech also changed its name to “Global-Tech Advanced Innovations Inc.”, effective as of the close of business on December 10, 2008.

To satisfy the minimum bid price requirement of Nasdaq, Global-Tech’s Board of Directors authorized an amendment to Global-Tech’s Memorandum of Association to effect a 4-for-1 reverse stock split of the issued and outstanding shares of common stock of Global-Tech, effective as of the close of business on December 10, 2008 (the “Effective Date”). Global-Tech also proportionally reduced the authorized number of its common and preferred stock by four to 12,500,000 and 250,000, respectively. These financial statements present common stock, preferred stock and share option information to reflect the above-mentioned reverse stock split on a retroactive basis.

Subsidiaries	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Subsidiaries
2.	SUBSIDIARIES

Details of Global-Tech’s subsidiaries as of March 31, 2013 were as follows:

Name	Place of incorporation/ registration	Percentage of equity interest attributable to the Company	Principal activities
Global Appliances Holdings Limited	British Virgin Islands	100	Investment holding
Global Display Holdings Limited	British Virgin Islands	100	Investment holding
Kwong Lee Shun Trading Company Limited	Hong Kong	100	Leasing of a property and the rendering of administration and management services
GT Investments (BVI) Limited	British Virgin Islands	100	Investment holding
Consortium Investment (BVI) Limited	British Virgin Islands	100	Investment holding
Global Optics Limited	Hong Kong	100	Trading of raw materials and electronic and optical Components
Dongguan Wing Shing Electrical Products Factory Company Limited (“DWS”)	PRC	100	Provision of cellular phone assembly services
Dongguan Lite Array Company Limited (“DGLAD”)	PRC	100	Developing, manufacturing and marketing of electronic and optical components and provision of cellular phone assembly services
Dongguan Microview Medical Technology Company Limited	PRC	100	Manufacturing of medical instruments
Joke Media Limited	PRC	100	Media services
Global Household Products Limited	Hong Kong	100	Trading of household appliance products
Pentalpha Medical Limited	Hong Kong	100	Inactive
Pentalpha Hong Kong Limited (“Pentalpha”)	Hong Kong	100	Inactive
Global-Tech USA, Inc.	State of Delaware, U.S.A.	100	Provision of consultation services
Global Lite Array (BVI) Limited	British Virgin Islands	76.75	Investment holding
Lite Array, Inc.	State of Delaware, U.S.A.	76.75	Inactive

MasterWerke Limited and Global Digital Imaging Limited were dissolved on May 2 and May 8, 2012, respectively.

Global Rich Innovation Limited and Global Auto Limited were dissolved on February 26 and February 28, 2013, respectively.

Wing Shing Overseas Limited was dissolved on May 28, 2013.

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of preparation

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of Global-Tech and its subsidiaries. The fiscal year end date of Lite Array Holdings Limited (“Lite Array Holdings”), a jointly-controlled entity of the Company, is December 31. There have been no significant transactions in Lite Array Holdings and its subsidiaries which would materially affect the Company’s financial position and results of operations during each of the periods from Lite Array Holdings’ fiscal year end date to March 31, 2013, 2012 and 2011, respectively.

All significant intercompany balances and transactions between group companies are eliminated on consolidation.

(c)	Discontinued operations

Unless otherwise indicated, information presented in the notes to the consolidated financial statements relates only to Global-Tech’s continuing operations. Information related to discontinued operations is included in note 18 and in some instances, where appropriate, is included as separate disclosure within the individual footnotes.

(d)	Use of estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. These estimates, judgments and assumptions affect the amounts that are reported in these consolidated financial statements and accompanying disclosures. The most significant accounting estimates with regard to these consolidated financial statements that require the most significant and subjective judgments include, but are not limited to, valuation of investments and determination of other-than-temporary impairments, useful lives of property, plant and equipment, recoverability of long-lived assets, determination of impairment losses, assessment of market value of inventories and provision for inventory obsolescence, allowance for doubtful accounts, provision for employee benefits, provision for warranty, recognition and measurement of current and deferred income taxes (including income tax benefit (expense)), valuation allowance for deferred tax assets, assumptions used for the valuation of options to purchase Global-Tech’s common stock, provision for loss contingencies, and measurement of fair values of financial instruments. Changes in facts and circumstances may result in revised estimates.

(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted to withdraw and use, and other investments that are readily convertible into cash with original maturities of three months or less.

(f)	Restricted cash

Restricted cash consists of bank deposits, which may only be used to settle pre-arranged general banking facilities.

(g)	Investments

Debt and equity investments designated as available-for-sale investments are stated at fair value. Unrealized gains or losses, net of tax, on available-for-sale investments are included in accumulated other comprehensive income (loss), a separate component of shareholders’ equity. Realized gains and losses and any declines in fair value judged to be other-than-temporary on available-for-sale investments are included in the consolidated statement of operations and comprehensive income. Gains or losses on sale of investments and amounts reclassified from accumulated other comprehensive income (loss) to earnings are computed based on the specific identification method. Interest or dividend income on securities classified as available-for-sale investments is included in interest income or dividend income, respectively.

Non-derivative securities with fixed or determinable payments and fixed maturities are classified as held-to-maturity investments if the Company has both the positive intention and ability to hold the financial assets to maturity. Investments intended to be held to maturity are measured at amortized cost. Interest on securities classified as held-to-maturity investments is included in interest income.

Prior to April 1, 2009, declines in the fair value of held-to-maturity and available-for-sale securities below their amortized cost, that were deemed to be other-than-temporary, were all reported in investment gains (losses), net. Effective April 1, 2009, the Company adopted new accounting guidance for impairment of debt securities that are deemed to be other-than-temporary. Factors considered in evaluating potential impairment include, but are not limited to, the current fair value as compared to cost or amortized cost of the security, as appropriate, the length of time the investment has been below cost or amortized cost and by how much, our intent to sell a security and whether it is more-likely-than-not we will be required to sell the security before the recovery of our amortized cost basis, and specific credit issues related to the issuer and current economic conditions. Under the new impairment model, the credit component of an other-than-temporary impairment of a debt security is reported in investment gains (losses), net and the noncredit component is reported in other comprehensive income (loss). In addition, other-than-temporary declines in beneficial interests purchased or retained in a securitization transaction which are classified as available-for-sale debt securities are recognized if there has been an adverse change in the cash flows as of the end of the reporting period. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over the remaining maturity under the interest method.

A jointly-controlled entity is a joint venture that is subject to joint control, resulting in none of the participating parties having unilateral control over the economic activity of the jointly-controlled entity. The Company’s investment in a jointly-controlled entity for which it, not being the unilateral controlling owner of the entity, but has the ability to exercise joint control, is accounted for using the equity method. Under the equity method, the Company’s proportionate share of the jointly-controlled entities’ net income or loss and amortization of any identifiable intangibles arising from the investment is included in “Share of income (losses) of jointly-controlled entities”. The Company ceases to apply the equity method when its share of the jointly-controlled entities’ losses exceeds the carrying value of its investment.

All other investments for which the Company does not have the ability to exercise joint control or significant influence (generally, when the Company has an investment of less than 20% ownership and no representation on the investee’s board of directors) and for which there is not a readily determinable fair value, are accounted for using the cost method. Dividends and other distributions of earnings from such investees, if any, are included in income when declared. The Company periodically evaluates the carrying value of its investments accounted for under the cost method for impairment with any loss included in the consolidated statement of operations and comprehensive income in the period when it is incurred.

(h)	Accounts and bills receivable

Accounts and bills receivable are presented net of an allowance for doubtful accounts, which is an estimate of amounts that may not be collectible. The Company does not charge interest on accounts receivable. The allowance for doubtful accounts is estimated based on historical experience, receivable aging, current economic trends and specific identification of certain receivables that are at the risk of not being paid. The Company reviews the aged analysis of accounts and bills receivable on a regular basis. Whenever it is clear that the amounts are deemed to be uncollectible, receivables are written off against the allowance for doubtful accounts.

(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost, calculated on the weighted average basis, comprises direct materials and, where applicable, direct labor and an appropriate proportion of overheads.

(j)	Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at cost less accumulated depreciation and any accumulated impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use. Expenditure incurred after an item of property, plant and equipment has been put into operation, such as repairs and maintenance, is normally charged to the consolidated statement of operations and comprehensive income in the period in which it is incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of an item of property, plant and equipment, and where the cost of the item can be measured reliably, the expenditure is capitalized as an additional cost of that asset. Depreciation is calculated on the straight-line basis at annual rates over the asset’s estimated useful life.

The principal annual rates used for this purpose are as follows:

Annual rate
Leasehold improvements	Over the shorter of the lease terms or the estimated useful life
Buildings	4.5%
Plant	4.5%
Machinery	10%
Moulds	20% - 33%
Transportation equipment	15% - 20%
Furniture, fixtures and equipment	15%

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on derecognition of an item of property, plant and equipment, calculated as the difference between the net disposal proceeds and the carrying amount of the item, is included in the consolidated statement of operations and comprehensive income in the period the item is derecognized. Machinery and equipment used in the home appliance business has been derecognized pending sale.

(k)	Construction in progress

Construction in progress represents property, plant and equipment under construction or installation and is stated at cost less any accumulated impairment losses, and is not depreciated. Cost comprises the direct costs of construction, installation and other costs in making the asset ready for its intended use. Construction in progress is reclassified to the appropriate category of property, plant and equipment when completed and ready for its intended use.

(l)	Impairment of long-lived assets

Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with Financial Accounting Standards Board (“FASB”) ASC 360 “Property, Plant and Equipment” the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company records an impairment charge to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analyses are based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate. Long lived assets, excluding buildings, associated with the home appliance business are considered to be impaired and accordingly have been written down to fair value less the estimated cost of disposal. Since the Company has leased a significant portion of the buildings previously occupied by the home appliance business, the Company was able to perform an impairment analysis based on anticipated future rental income, and as a result determined that they were not impaired.

(m)	Revenue recognition

The Company recognizes revenues in accordance with the Securities and Exchange Commission (the “SEC”) Staff Accounting Bulletin (“SAB”) No. 104, “Revenue Recognition”, which requires that four basic criteria must be met before revenue can be recognized: (1) there is persuasive evidence that an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectibility is reasonably assured. Net sales represent the gross invoiced amount, net of discounts, and are recognized when goods are shipped and title has passed. To the extent products are required to meet customer specifications, such products are subject to technical and quality tests that are designed to ensure compliance prior to shipment.

Under the Company’s standard terms and conditions, which are mainly Free On Board shipping point, title and risk of loss are transferred to the customer at the time the product is delivered to the customer’s freight forwarder.

Revenue related to camera modules (“CCMs”) shipments to certain telecommunication customers in the PRC is recognized upon notarized acceptance of the product by the customer.

Revenue related to the provision of assembly services is recognized upon the completion of such services and delivery of the related product using the same criteria of SAB No. 104 stated above.

Deposits or advance payments from customers prior to delivery and passage of title of merchandise are recorded as customer deposits.

Revenue related to the provision of tooling income is recognized upon the completion of such services and delivery of the related product using the same criteria of SAB No. 104 stated above.

In accordance with the relevant tax laws in the PRC, value-added tax is levied on the invoiced value of sales of goods and is payable by the purchaser. Revenue is recognized net of all value-added tax imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions.

(n)	Advertising costs

Advertising costs represent costs relating to promotional activities intended to stimulate, directly or indirectly, a customer’s purchase of goods, and are charged to the consolidated statement of operations and comprehensive income as incurred and are included in “Selling, general and administrative expenses” (“SG&A”). Advertising expenses were US$231,171, US$81,098 and US$99,130 from continuing operations for the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Whereas, nil, US$1,754 and US$2,279 were from discontinued operations for the fiscal years ended March 31, 2013, 2012 and 2011, respectively.

(o)	Design and development costs

Design and development costs primarily relate to the cost of samples and prototypes and salaries of our engineers. The Company expenses all design and development costs when incurred. Included in the SG&A expenses line item in the consolidated statement of operations and comprehensive income were design and development costs of US$820,649, US$620,768 and US$870,616 from continuing operations (from discontinued operations 2013: nil, 2012: US$106,190 and 2011: US$216,618) for the fiscal years ended March 31, 2013, 2012 and 2011, respectively.

(p)	Shipping and handling costs

In accordance with FASB ASC 605 “Revenue Recognition”, shipping and handling fees billed to customers are included in net sales in the consolidated statement of operations and comprehensive income. Any shipping and handling costs incurred by the Company associated with the sale of products are included in SG&A on the face of the consolidated statement of operations and comprehensive income. During the fiscal years ended March 31, 2013, 2012 and 2011, shipping and handling costs charged to SG&A were US$327,795, US$217,368 and US$146,608 from continuing operations (from discontinued operations 2013: nil, 2012: US$722,371 and 2011: US$730,807), respectively.

Any inbound freight charges, receiving, inspection, warehousing and internal transfer costs incurred by the Company are expensed as cost of goods sold. During the fiscal years ended March 31, 2013, 2012 and 2011, inbound freight costs charged to cost of goods sold were US$21,434, US$20,922 and US$32,566 from continuing operations (from discontinued operations 2013: nil, 2012: US$70,279 and 2011: US$9,781), respectively. Other related costs are included in manufacturing overheads.

(q)	Foreign currencies

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of operations and comprehensive income.

The functional currency of Global-Tech is the U.S. Dollar (“US$”). The financial statements of all subsidiaries are translated in accordance with FASB ASC 830 “Foreign Currency Matters”. All assets and liabilities are translated at the rates of exchange ruling at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income or loss.

(r)	Income taxes

Deferred income taxes are provided using the asset and liability method in accordance FASB ASC 740 “Income taxes”. Under this method, deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of operations and comprehensive income.

The Company records its possible interest and penalties due to any potential underpayment of income taxes, if and when required, in interest expense and other expenses, respectively.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries. The Company intends to permanently reinvest foreign subsidiaries’ earnings.

(s)	Stock compensation expense

The Company adopted FASB ASC 718 “Compensation-Stock Compensation”, and related interpretations in accounting for its employee share-based payment transactions. Accordingly, stock compensation cost is measured at the date of grant and estimated using the option pricing model. Stock issued to an employee as compensation is measured at fair value based on the grant date quoted market price. The compensation cost for share-based awards with service conditions is amortized over the vesting period of the awards using the straight-line method provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant date fair value of the award that is vested at that date.

The Company accounts for stock options granted to a counterparty other than an employee in accordance with FASB ASC 505 “Equity”. Fair value of the equity instruments is recognized on the measurement date which is the earlier of (i) a commitment for performance by the counterparty to earn the equity instruments being reached or (ii) the counterparty’s performance being completed.

(t)	Retirement costs

Retirement cost contributions relating to defined contribution plans are made based on a percentage of the relevant employees’ salaries and are included in the consolidated statement of operations and comprehensive income as they become payable. The assumptions used in calculating the obligation for retirement cost contributions depend on the local economic environment, interpretations and practices in respect thereof.

(u)	Operating leases

Leases where substantially all the rewards and risks of ownership remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessors are charged to the consolidated statement of operations and comprehensive income on a straight-line basis over the period of the relevant leases.

Assets leased out under operating leases are included in “Property, plant and equipment” in the consolidated balance sheet. They are depreciated over the expected useful lives on a basis consistent with similar owned items of property, plant and equipment. Rental income (net of any incentives given to lessees) is recognized on a straight-line basis over the lease terms.

(v)	Earnings (loss) per share

Basic earnings or loss per share of common stock is computed by dividing the net income or loss available to common shareholders for the year by the weighted average number of shares of common stock outstanding during the year.

Diluted earnings or loss per share of common stock reflects the potential dilution that could occur if securities or other contracts/arrangements to issue shares of common stock were exercised or converted into shares of common stock. Common equivalent shares, comprised of incremental shares of common stock issuable upon the exercise of stock options, are included in diluted earnings or loss per share if they have a dilutive effect by application of the treasury stock method.

(w)	Treasury stock

The Company accounts for the acquired shares of its own capital stock (“treasury stock”) in accordance with Accounting Research Bulletin (“ARB”) No. 43, Chapter 1B, and Accounting Principles Board Opinion No. 6, “Status of Accounting Research Bulletins”. The cost of the acquired treasury stock is shown as a deduction from shareholders’ equity. Gains on sale of treasury stock not previously accounted for as constructively reissued are credited to additional paid-in capital while losses are charged to additional paid-in capital to the extent that previous net gains from the sale or retirement of the same class of stock are included therein, otherwise the loss is charged to retained earnings/accumulated deficit.

(x)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the consolidated change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to shareholders. Total net comprehensive income (loss) includes net income or loss for the year as well as additional other comprehensive income (loss). The Company’s other comprehensive income (loss) consists of the Company’s share of other comprehensive income of jointly-controlled entities, unrealized gains and losses on available-for-sale investments and foreign currency translation adjustments, all recorded net of tax.

(y)	Accruals and loss contingencies

The Company makes provision for all loss contingencies when information available prior to the issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and the amount of loss can be reasonably estimated.

For provision or accruals related to litigation, social insurance, property tax, etc, the company makes provisions based on information from legal counsel and the best estimation of management. The company assesses the potential liability to be recorded if the contingency loss is probable and the amount of loss can be reasonably estimated. The actual resolution of the contingency may differ from the Company’s estimates. If the contingency was settled for an amount greater than the estimate, a future charge to income would result. Likewise, if the contingency was settled for an amount that is less than our estimates, a future credit to income would result.

(z)	Segment reporting

The Company follows FASB ASC 280 “Segment Reporting”. During fiscal 2013, the Company operated and managed its business in three segments. The Company exited the home appliance business in January 2012 and thus the home appliance segment is presented as a discontinued operation. The accounting policies used in its segment reporting are the same as those used in the reporting of its results in the consolidated financial statements.

(aa)	Warranty cost

The Company estimates its warranty provision for defective products based on various factors including the likelihood of defects, an evaluation of its quality controls, technical analysis, industry information on comparable companies and its own experience. Based on the above consideration, the Company has accrued for warranty costs of US$403,627 for the year ended March 31, 2013 (2012: US$729,528 and 2011: US$296,410). The basis and the amount of the warranty accrual are reviewed and adjusted periodically based on actual experience.

(ab)	Government grants

Government grants are recognized when received and the stipulated activities are achieved. Such amounts are included in other income in the consolidated statement of operations and comprehensive income.

(ac)	Retained Earnings and Reserves

The Company’s retained earnings are not restricted as to the payment of dividends except to the extent dictated by prudent business practices. The Company believes that there are no material restrictions, including foreign exchange controls, on the ability of its non-PRC subsidiaries to transfer surplus funds to the Company in the form of cash dividends, loans, advances or purchases. With respect to the Company’s PRC subsidiaries, there are restrictions on the payment of dividends and the distribution of dividends from the PRC. On March 16, 2007, the PRC promulgated the Law of the PRC on Enterprise Income Tax (the “New Law”) by Order No. 63 of the President of the PRC. Please refer to Note 17 for further details of the New Law. The New Law became effective from January 1, 2008. Prior to the enactment of the New Law, when dividends were paid by the Company’s PRC subsidiaries, such dividends would reduce the amount of reinvested profits and accordingly, the refund of taxes paid might be reduced to the extent of tax applicable to profits not reinvested. Subsequent to the enactment of the New Law, due to the removal of tax benefit related to reinvestment of capital in PRC subsidiaries, the Company may not reinvest the profits made by the PRC subsidiaries. Payment of dividends by PRC subsidiaries to foreign investors on profits earned subsequent to January 1, 2008 will also be subject to withholding tax under the New Law. In addition, pursuant to the relevant PRC regulations, a certain portion of the profits made by these subsidiaries must be set aside for future capital investment and are not distributable, and the registered capital of the Company’s PRC subsidiaries are also restricted. Under applicable PRC regulations, foreign-invested enterprises in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. In addition, a foreign-invested enterprise in China is required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year for its general reserves until the cumulative amount of such reserves reaches 50% of its registered capital. These reserves are not distributable as cash dividends. The board of directors of a foreign-invested enterprise has the discretion to allocate a portion of its after-tax profits to staff welfare and bonus funds, which may not be distributed to equity owners except in the event of liquidation. However, the Company believes that such restrictions will not have a material effect on the Company’s liquidity or cash flows.

(ad)	Statutory Reserves

The PRC subsidiaries are required by the relevant laws and regulation to transfer at least 10% of their after-tax profit determined in accordance with the PRC accounting rules and regulations to a statutory surplus reserve until such reserve balance reaches 50% of their registered capital.

The Company transferred US$1,238,361 and Nil out of after-tax income of its PRC subsidiaries to the statutory reserves for the years ended March 31, 2013 and 2012, respectively.

The statutory reserves can only be utilized to offset prior years’ losses or for capitalization as paid-in capital. No distribution of the remaining reserves shall be made other than upon liquidation of the PRC subsidiaries.

Recent accounting pronouncements

(i)	In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Asset and Liabilities”, which clarifies the scope of the offsetting disclosures of ASU 2011-11. Both ASUs are effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The Company believes that its adoption of these ASUs will not have any material impact on its consolidated financial statements.

(ii)	In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”, which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, entities are required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail on these amounts. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of ASU 2013-02 does not have any material impact on its consolidated financial statements.

Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2013
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

	March 31, 2013	March 31, 2012
	US$	US$
Cash on hand and at banks	24,551,490	27,680,158
Money market funds	7,833,886	12,112,575

Total cash and cash equivalents	32,385,376	39,792,733

The cash on hand and at banks in our PRC subsidiaries are denominated in Renminbi (“RMB”), United States dollars (“US$”) and Hong Kong dollars (“HK$”) with the total amount equivalent to RMB61,563,027 (equivalent to US$9,911,137) and RMB53,638,273 (equivalent to US$8,511,175) as of March 31, 2013 and 2012, respectively. Of these amounts, RMB56,510,003 (equivalent to US$9,097,642) and RMB53,219,866 (equivalent to US$8,444,783) are originally denominated in RMB as of March 31, 2013 and 2012, respectively. RMB is not freely convertible into other currencies; however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign

Exchange Regulations, the Company is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business. Other than RMB, the cash on hand and at banks of the Company in Hong Kong and the United States are denominated in HK$ and US$.

Restricted Cash	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Restricted Cash
5.	RESTRICTED CASH

As of March 31, 2013 and 2012, time deposits of RMB90,640,000 (equivalent to US$14,592,289) and RMB28,649,739 (equivalent to US$4,546,062) respectively were deposited with and pledged to banks to secure credit facilities granted to the Company, including revolving bank loans.

Available-for-Sale Investments	12 Months Ended
Mar. 31, 2013
Investments Debt And Equity Securities [Abstract]
Available-for-Sale Investments
6.	AVAILABLE-FOR-SALE INVESTMENTS

The following is a summary of available-for-sale debt and equity securities, which are all non-restricted, as of March 31, 2013 and 2012:

	Cost		Net unrealized gains		Fair values
	2013 US$	2012 US$	2013 US$	2012 US$	2013 US$	2012 US$
Current assets:
Unlisted investments	—	2,000,000	—	—	—	2,000,000
Listed equity securities	3,138	3,138	14,015	2,928	17,153	6,066

	3,138	2,003,138	14,015	2,928	17,153	2,006,066
Non-current assets:
Unlisted investments	1,000,000	1,000,000	45,200	33,800	1,045,200	1,033,800

	1,003,138	3,003,138	59,215	36,728	1,062,353	3,039,866

As of March 31, 2013 and 2012, investments totaling US$2,235 and US$2,335 were in unrealized loss positions of US$1,839 and US$1,952 respectively. During the fiscal years ended March 31, 2013, 2012 and 2011, no significant gain or loss was recognized on the disposal of the Company’s available-for-sale debt securities.

The fair values of listed equity securities are based on quoted market prices at the balance sheet date.

Unlisted investments which have terms of 2 years are measured at fair value using a price quoted by a third party, such as broker or bank, at the balance sheet date.

The net unrealized gains consisted of gross unrealized gains as at the fiscal years ended March 31, 2013, 2012 and 2011 of US$61,054, US$38,680 and US$14,676, respectively, and gross unrealized losses as at the fiscal years ended March 31, 2013, 2012 and 2011 of US$1,839, US$1,952 and US$1,913, respectively.

The proceeds from the disposal of available-for-sale investments for the fiscal years ended March 31, 2013, 2012 and 2011 were US$2,000,000, US$9,000,000 and US$15,986,532, respectively.

Accounts and Bills Receivable	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Accounts and Bills Receivable
7.	ACCOUNTS AND BILLS RECEIVABLE

	March 31, 2013	March 31, 2012
	US$	US$
Accounts receivable	9,673,986	13,318,143
Bills receivable	10,039,622	16,954,919

Accounts and bills receivable	19,713,608	30,273,062

	Fiscal years ended
	March 31, 2013	March 31, 2012	March 31, 2011
	US$	US$	US$
Allowance for doubtful accounts:
Balance at beginning of fiscal year	—	768	115,024
Additions	—	—	768
Amount written-off as uncollectible during the fiscal year	—	(768)	(115,024)

Balance at end of fiscal year	—	—	768

Inventories	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventories
8.	INVENTORIES

	March 31, 2013	March 31, 2012
	US$	US$
Raw materials	2,791,811	2,716,414
Work in progress	878,718	780,588
Finished goods	1,721,803	1,877,190

	5,392,332	5,374,192

For the fiscal years ended March 31, 2013, 2012 and 2011, a write-down of inventories to fair market value of US$867,312, US$932,848 and US$405,313 respectively, was recognized in the consolidated statement of operations and comprehensive income, of which nil, US$548,293 and US$42,004 were included in income (loss) from discontinued operations.

Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
9.	RELATED PARTY TRANSACTIONS

A related party is any party that controls, jointly controls or can significantly influence the management or operating policies of the Company. Such parties would also include affiliates, investments accounted for by the equity method, principal shareholders, management, directors and the immediate family members of principal shareholders, management or directors.

In addition to the transactions and balances detailed elsewhere in the consolidated financial statements for the fiscal years ended March 31, 2013, 2012 and 2011, the Company had the following material transactions with related parties during those years:

The Company incurred annual motor car rental expenses for the fiscal years ended March 31, 2013, 2012 and 2011 of approximately US$57,245, US$57,068 and US$57,129, respectively which were payable to a related company.

The Company incurred annual real estate rental expenses for the fiscal years ended March 31, 2013, 2012 and 2011 of approximately US$346,662, US$451,507 and US$713,103, respectively, payable to two directors of Global-Tech and certain related companies of which certain of their directors are also directors of Global-Tech. Included in the aforesaid annual real estate rental expenses were amounts of US$239,811, US$318,743 and US$478,635 paid to directors (one director in fiscal 2013 and two directors in fiscal 2012 and 2011) of Global-Tech, during the fiscal years ended March 31, 2013, 2012 and 2011, respectively, which were included in their remuneration for the respective fiscal years as housing allowances.

The amount due from a related party, of which one of the directors of Global-Tech was a shareholder as of March 31, 2013, and two directors of Global-Tech were shareholders as of March 31, 2012 and 2011, is unsecured, interest-free and has no fixed terms of prepayments.

Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
10.	PROPERTY, PLANT AND EQUIPMENT, NET

	March 31, 2013	March 31, 2012
	US$	US$
Leasehold improvements and buildings	28,511,687	28,102,876
Plant and machinery	35,469,194	34,922,469
Moulds	386,554	386,482
Transportation equipment	1,552,518	1,581,372
Furniture, fixtures and equipment	5,885,172	5,431,091
Construction in progress	2,288,034	4,760

	74,093,159	70,429,050
Less: Accumulated depreciation	(47,564,478)	(48,495,263)

Property, plant and equipment, net	26,528,681	21,933,787

(a)	During the fiscal years ended March 31, 2013, 2012 and 2011, impairment losses relating to property, plant and equipment of nil, US$1,230,727 and nil, respectively, were recognized in the consolidated statement of operations and comprehensive income for certain moulds, plant and machinery, and furniture, fixtures and equipment which are no longer used in the operations of the Company. The impairment loss of US$1,230,727 was recognized in “Income (Loss) from discontinued operations” during the fiscal year ended March 31, 2012. No impairment loss was recognized for the years ended March 31, 2013 and 2011.

(b)	As of March 31, 2013 and 2012, buildings with aggregate net book values of approximately US$13,976 and US$14,899, respectively, were situated in Hong Kong and manufacturing facilities with aggregate net book values of approximately US$9,987,761 and US$11,105,383, respectively, were situated in Mainland China. The land where the manufacturing facilities were situated is held under certain land use rights that will expire in 2043. Up to March 31, 2013, the Company has obtained a sizable portion of the property ownership certificates for its buildings (29 out of a total of 40 properties). The application for the remaining property ownership certificates will commence only after the land use right certificates for the relevant pieces of land are obtained.

(c)	The amounts of depreciation charged for the fiscal years ended March 31, 2013, 2012 and 2011 were US$3,342,484, US$3,463,480 and US$3,238,356 respectively. Of which, nil, US$1,522,962 and US$1,599,996 were included in “Income (Loss) from discontinued operations”.

(d)	The loss on disposal of property, plant and equipment recognized during the fiscal years ended March 31, 2013, 2012 and 2011 amounted to US$43,311, US$86,015 and US$3,662, respectively which were recognized in income (loss) from continuing operations. The gain on disposal of property, plant and equipment of US$506,669, nil and nil was recognized during fiscal years ended March 31, 2013, 2012 and 2011 and was included in income (loss) from discontinued operations.

(e)	The amount of additions to property, plant and equipment during the fiscal years ended March 31, 2013, 2012 and 2011 were US$7,613,631, US$814,247 and US$4,663,368 primarily included expansion of existing clean room space and purchase of equipment and machinery related to our COB facility, most of which was included in construction in progress.

Land Use Rights, Net	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Land Use Rights, Net
11.	LAND USE RIGHTS, NET

Land use rights represent prepayments under operating leases for land use for a predetermined time period. They are charged to the consolidated statement of operations and comprehensive income over the lease periods on a straight-line basis. The Company has the rights to use certain pieces of land located in Mainland China and has obtained or is in the process of obtaining the land use rights certificates covering a substantial portion of such lands. On August 26, 2006, the Company entered into a supplementary agreement with the Dongguan local government regarding the use of a piece of land with a total area of 45,208 square meters which the Company had occupied. Pursuant to the supplementary agreement, the Company has vacated a portion of this land (13,698 square meters in aggregate), which was previously used as a recreational area, and has arranged to use the remaining portion of the land (31,510 square meters) until August 6, 2043. However, the Company had to pay monthly fees of RMB59,248 (approximately US$9,039) to the local government for the period from January 1, 2008 to December 31, 2008 and RMB193,048 (approximately US$31,079) from January 1, 2009 onwards until August 6, 2043. Up to March 31, 2013, the Company has obtained a sizable portion of its land use rights certificates covering 183,900 square meters out of a total area of 207,300 square meters. The application of certain property ownership certificates as further detailed in note 10 to the consolidated financial statements commences only after the land use rights certificates for the relevant pieces of land have been obtained. The Company is in the process of obtaining the remaining land use rights and property ownership certificates. However, no definitive time frame has been provided by the Dongguan local government as to when the certificates will be provided to the Company.

Interests in Jointly-Controlled Entities	12 Months Ended
Mar. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Interests in Jointly-Controlled Entities
12.	INTERESTS IN JOINTLY-CONTROLLED ENTITIES

During the fiscal year ended March 31, 2007, Consortium Investment (BVI) Limited (“CIBL”) effectively disposed of 70% of its equity interest in Lite Array Holdings to Anwell as part of an arrangement to set up a joint venture in Mainland China to exploit the opportunity in the development and manufacturing of OLED equipment. Subsequent to the completion of the disposal, the Company still retains 2,400,000 common stock of Lite Array Holdings, representing a 30% equity interest in Lite Array Holdings through CIBL. The Company accounts for its interest in Lite Array Holdings and its subsidiaries (collectively referred to as the “jointly-controlled entities”), in which the Company does not have unilateral control, but joint control, under the equity method.

Particulars of the jointly-controlled entities are as follows:

Name	Place of incorporation/ registration	Percentage of ownership interest attributable to the Company	Principal activities
Lite Array Holdings Limited	British Virgin Islands	30	Investment holding

Dongguan Litewell (OLED) Technology Limited*	PRC	30	Research and development of OLED equipment

Litewell Technology (HK) Limited*	Hong Kong	30	Design and trading of OLED production equipment and trading of OLED products and corresponding materials

*	Wholly-owned subsidiaries of Lite Array Holdings Limited

The Company has discontinued the recognition of its share of losses of the jointly-controlled entities because the share of losses of the jointly-controlled entities exceeded the Company’s interests in the jointly-controlled entities. The Company has no further obligation to fund operations.

The following table illustrates the summarized financial information of the Company’s jointly-controlled entities:

As of or for the years ended December 31*

	2012	2011
	US$	US$
Current assets	259,760	331,826
Non-current assets	1,496,549	1,705,652
Current liabilities	(5,164,836)	(4,746,605)
Revenue	4,086	5,219
Operating expenses	(619,669)	(869,179)
Net loss	(703,124)	(553,065)

*	The financial year end date of Lite Array Holdings Limited

Warranty Provision	12 Months Ended
Mar. 31, 2013
Product Warranties Disclosures [Abstract]
Warranty Provision
13.	WARRANTY PROVISION

Included in other accrued liabilities are warranty provisions of US$403,627, US$729,528 and US$296,410 as of March 31, 2013, 2012 and 2011, respectively, none of which are from discontinued operations. The Company’s warranty activity during the fiscal years ended March 31, 2013, 2012 and 2011 is summarized below:

	Fiscal years ended
	March 31, 2013	March 31, 2012	March 31, 2011
	US$	US$	US$
Balance at beginning of fiscal year	729,528	296,410	180,151
Additional provision	—	473,551	192,408
Reversal of unutilized amounts	(325,901)	(40,433)	(76,149)

Balance at end of fiscal year	403,627	729,528	296,410

Short Term Bank Loans and Banking Facilities	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Short Term Bank Loans and Banking Facilities
14.	SHORT TERM BANK LOANS AND BANKING FACILITIES

Global-Tech has provided a bank with: (i) an unlimited corporate guarantee for general banking facilities granted to certain subsidiaries of the Company; and (ii) a security agreement over bank deposits of HK$10.0 million (equivalent to US$1,288,244) for general banking facilities granted to a subsidiary of the Company without obtaining written consent of the bank for general facilities granted to its Hong Kong subsidiaries. The Company has made deposits to banks as security for credit facilities granted to the PRC subsidiaries, including bank loans and bills payable.

The Company has credit facilities with a number of banks amounting to the equivalent of US$15,880,533 and US$4,309,111 as of March 31, 2013 and 2012 respectively. Of these amounts, HK$10.0 million (equivalent to US$1,288,244) and HK$2.4 million (equivalent to US$309,111) were denominated in Hong Kong dollars as of March 31, 2013 and 2012, respectively. The facilities are secured by the Company’s deposits which are restricted in use.

Banking facilities of US$4,826,241 and HK$10,599 (with total equivalent to US$4,827,607) and US$4,000,000 and HK$8,488 (with total equivalent to US$4,001,093) were utilized as of March 31, 2013 and 2012.

Banking facilities of HK$9,989,401 (equivalent to US$1,286,878) and RMB60,661,802 (equivalent to US$9,766,048) remained unutilized as of March 31, 2013, and HK$2,391,512 (equivalent to US$308,018) remained unutilized as of March 31, 2012.

The weighted average interest rate of the bank loans for the years ended March 31, 2013 and 2012 was 0.48% and 1.02% per annum respectively with an average maturity of 189 and 87 days from March 31, 2013 and 2012, respectively.

Share Capital	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Share Capital
15.	SHARE CAPITAL

Holders of common stock of Global-Tech have one vote for each stock held on all matters submitted to vote at a shareholders’ meeting of Global-Tech. Subject to the rights of the holders of stock with preferential or other special rights which may be authorized in the future, holders of common stock of Global-Tech are entitled to receive dividends pro rata out of assets legally available therefore and, in the event of the winding up of Global-Tech, to share ratably in all assets remaining after payment of liabilities of Global-Tech. The Board of Directors of Global-Tech may declare interim dividends and recommend a final annual dividend from retained earnings available for cash dividends as determined for statutory purposes at such times and in such amounts as they may determine. Dividends may only be declared and paid out of surplus.

During the fiscal year ended March 31, 2009, the Board of Directors of Global-Tech authorized an amendment to Global-Tech’s Memorandum of Association to effect a 4-for-1 reverse stock split (the “Reverse Stock Split”) of the issued and outstanding common stock of Global-Tech, effective from December 10, 2008 (the “Effective Date”). During the fiscal year ended March 31, 2009, Global-Tech also proportionally reduced the authorized number of shares of its common and preferred stock to 12,500,000 and 250,000, respectively. On the Effective Day, every four shares of common stock of Global-Tech issued and outstanding as of the Effective Date were consolidated into one share of post-reverse split common stock.

Other Income (Expense), Net	12 Months Ended
Mar. 31, 2013
Other Income And Expenses [Abstract]
Other Income (Expense), Net
16.	OTHER INCOME (EXPENSES), NET

	2013	2012	2011
	US$	US$	US$
Foreign exchange gains (losses), net	23,900	184,706	(549,771)
Gains (Losses) on disposal of property, plant and equipment	463,358	(86,015)	(3,662)
Impairment of property, plant and equipment	—	(1,230,727)	—
Rental income from other third parties	177,556	—	9,886
Management fee received from other third party	—	—	18,641
Reversal (Accrual) for potential tax surcharge, net	(60,622)	46,086	(80,472)
Reversal of compensation for potential litigation	—	500,000	—
Government grants	443,468	439,471	856,372
Sale of scrap materials	213,718	—	—
Others	310,201	69,978	60,056

	1,571,579	(76,501)	311,050

Other income (expenses), net from:

	2013	2012	2011
	US$	US$	US$
Continuing operations	845,806	1,116,279	370,274
Discontinued operations	725,773	(1,192,780)	(59,224)

	1,571,579	(76,501)	311,050

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
17.	INCOME TAXES

Global-Tech and its subsidiaries are subject to income taxes on an entity basis on the taxable income arising in or derived from the respective tax jurisdictions in which they are domiciled or deemed to operate. Global-Tech and its investment holding subsidiaries incorporated in the British Virgin Islands (“BVI”) are not subject to tax in the BVI in accordance with the BVI tax regulations. The Company conducts substantially all of its businesses and operations through its subsidiaries located in Hong Kong and Mainland China.

The Company’s operating subsidiaries are subject to various statutory tax rates, according to the respective jurisdictions in which they operate. The Company’s subsidiaries in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on their assessable income arising in Hong Kong during the fiscal years ended March 31, 2013, 2012 and 2011. The Company’s former subsidiary in Macau was exempted from Macau Complementary Tax.

The Company’s subsidiaries registered in the PRC, including DWS and DGLAD, are subject to PRC corporate income tax on income as reported in their PRC statutory accounts, adjusted in accordance with relevant PRC income tax laws and regulations. DWS and DGLAD are located in a coastal open economic zone in Mainland China and, accordingly, were entitled to a preferential tax rate of 27% (24% reduced tax rate and 3% local income tax rate) for the calendar years ended prior to December 31, 2008. During the 5th Session of the 10th National People’s Congress of the PRC, which was concluded on March 16, 2007, a unified enterprise income tax law, or EIT was approved and became effective on January 1, 2008. The New EIT Law introduced a wide range of changes which include the unification of the income tax rate for domestic-invested and foreign-invested enterprises at 25%. DGLAD is entitled to a tax concession period (“Tax Holiday”), whereby it was exempted from corporate income tax for its first two profit-making years and is entitled to a 50% tax reduction for the succeeding three years. DGLAD has qualified as a High and New Technology Enterprise (“HNTE”). Accordingly, after the expiry of its Tax Holiday in December 2011, DGLAD became subject to a preferential tax rate of 15% commencing from January 2012. The EIT of DWS for fiscal years 2013, 2012 and 2011 remained 25%.

Income tax expense (benefit) consists of:

	2013	2012	2011
	US$	US$	US$
Continuing Operations
Income tax expense (benefit):
Current	(820,039)	1,229,229	110,215
Deferred	(21,861)	(604)	93,907

Income tax expense (benefit) from continuing operations	(841,900)	1,228,625	204,122

	2013	2012	2011
	US$	US$	US$
Discontinued Operations
Income tax expense:
Current	—	25,263	—

Income tax expense from discontinued operations	—	25,263	—

Total income tax expense (benefit)	(841,900)	1,253,888	204,122

The reconciliation of income tax expense (benefit) computed at the Hong Kong statutory income tax rate to the total income (loss) from continuing operations and discontinued operations before income taxes at the effective income tax rate is as follows:

	2013	2012	2011
	US$	US$	US$
Income tax expenses (benefit) at the Hong Kong statutory income tax rate	(480,671)	440,752	(657,339)
Foreign rate differential	30,822	200,857	(69,068)
Non-taxable other income	(386,664)	(294,827)	(79,153)
Non-tax deductible expenses	670,389	1,124,153	554,562
Under (over) provision of tax in prior periods	(1,314,491)	206,387	149,531
Unrecognized (utilized) tax benefits	223,959	569,997	(1,110,579)
Changes in valuation allowance	414,756	(993,431)	1,416,168

Total income tax expense (benefit) at the Company’s effective income tax rate	(841,900)	1,253,888	204,122

Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effective income tax rate	28.9%	46.9%	(5.0%)

Deferred tax assets and liabilities as of March 31, 2013 and 2012 comprise the following:

	March 31, 2013	March 31, 2012
	US$	US$
Deferred tax assets:
Impairment of property, plant and equipment	2,031,131	2,097,590
Provision for inventories	196,834	126,016
Provision for warranty	111,903	191,653
Operating losses carried forward	3,418,116	2,770,145

Gross deferred tax assets	5,757,984	5,185,404
Less: Valuation allowance for deferred tax assets	(5,757,984)	(5,185,404)

Net deferred tax assets	—	—

Deferred tax liabilities:
Other temporary differences	—	—
Tax over book depreciation of property, plant and equipment	(5,180)	(27,017)

Total deferred tax liabilities	(5,180)	(27,017)

	Fiscal years ended
	March 31, 2013	March 31, 2012	March 31, 2011
	US$	US$	US$
Valuation allowance:
Balance at beginning of fiscal year	5,185,404	6,057,516	4,553,687
Additions (reversals)	414,756	(993,431)	1,416,168
Exchange realignment	157,824	121,319	87,661

Balance at end of fiscal year	5,757,984	5,185,404	6,057,516

For financial reporting purposes, the Company has established valuation allowances by tax jurisdiction for deferred tax assets, which management believes are more likely than not to be realized in the foreseeable future. As of March 31, 2013 and 2012, the Company had tax losses carried forward of US$23,591,422 and US$20,843,486, respectively, which included tax losses of US$4,114,021 and US$2,196,670 respectively that are available indefinitely for offsetting against future taxable income of the companies in which these losses arose. Tax losses of US$19,477,401 and US$18,646,816 as at March 31, 2013 and 2012, respectively, may be carried back for 2 years or carried forward for 20 years from the year the tax losses arose.

A reconciliation of the movements of unrecognized tax benefits under FASB ASC 740 during the fiscal years ended March 31, 2013 and 2012, exclusive of related interest and penalties, is as follows:

	Fiscal years ended
	March 31, 2013	March 31, 2012
	US$	US$
Balance at beginning of fiscal year	9,117,443	7,437,277
Additions based on tax positions related to the current year	799,637	1,946,753
Reduction for tax positions related to prior year	(1,070,199)	(415,227)
Exchange realignment	23,796	148,640

Balance at end of fiscal year	8,870,677	9,117,443

As of March 31, 2013 and 2012, the Company’s unrecognized tax benefits under FASB ASC 740 of US$4,879,338 and US$5,701,782, respectively, are presented in the consolidated balance sheets within income tax payable. The remaining balance of US$3,991,339 and US$3,415,661 as of March 31, 2013 and 2012, respectively, are set off against the corresponding tax losses carried forward.

If the unrecognized tax benefits under FASB ASC 740 as of March 31, 2013 were realized in a future period, these would result in a tax benefit of US$4,879,338 (US$5,701,782 as of March 31, 2012) and a reduction of the Company’s effective tax rate.

For all the years presented and in accordance with FASB ASC 740, the Company classified interest and potential penalties relating to any underpayment of income taxes and uncertain tax positions, if and when required, as interest expense and other expenses, respectively. For the fiscal years ended March 31, 2013 and 2011, the Company reversed interest and potential penalties of US$1,021,397 and US$227,702, respectively, relating to certain uncertain tax positions in its consolidated statement of operations and comprehensive income. For the fiscal year ended March 31, 2012, the Company accrued interest and potential penalties of US$121,032 relating to certain uncertain tax positions in its consolidated statement of operations and comprehensive income. As of March 31, 2013 and 2012, the Company had accrued interest and potential penalties relating to uncertain tax positions amounting to US$651,721 and US$1,667,602, respectively.

One of the Company’s wholly-owned subsidiaries was under examination by the Hong Kong tax authority in prior years. The tax period open for examination by the tax authority included the fiscal years ended March 31, 2003 through 2011. During fiscal 2013, the Company’s subsidiary and the Hong Kong tax authority reached an agreement to settle the tax audit case with additional assessable profits of HK$12,520,654 (equivalent to US$1,612,967) being raised together with penalty and interest on tax undercharged, for which the amount had already been provided for within FASB ASC 740. The amounts of penalty and interest expenses were HK$2,000,000 and HK$466,249 (equivalent to US$257,649 and US$60,064), respectively, which were included in “Other income, net” and “Interest income, net” from continuing operations.

The PRC tax authorities could determine that any inter-company payable account in accordance with PRC GAAP could be deemed income if such inter-company payables can not to be settled and therefore would be subject to taxation. In accordance with FASB ASC 740, we evaluated our position and determined that such inter-company payables will be settled, particularly since prior year tax assessments have been confirmed by the PRC tax authorities and such inter-company payables were not deemed as income.

Except as noted above, based on existing tax regulations in the Company’s various operating jurisdictions, tax years 2010-2012 remain open to possible tax examination by relevant tax authorities.

The Company has not provided for possible income taxes on the undistributed earnings of foreign subsidiaries that are considered to be reinvested indefinitely.

Discontinued Operations	12 Months Ended
Mar. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations
18.	DISCONTINUED OPERATIONS

As previously disclosed and discussed elsewhere in this annual report, the Company completed its exit from the home appliance business in January 2012.

In the fiscal periods preceding the Company’s exit from the home appliance business, profit margins had been rapidly decreasing, due at least in part, to the rising cost of raw materials and labor in the PRC, together with the unwillingness or inability of our customers to offset these costs through pricing increases. Customer pricing demands no longer reflected actual production costs and as a result, margins in recent years approached unacceptable levels, with the home appliance segment actually suffering significant losses in fiscal 2011.

In accordance with guidance contained in FASB ASC 205-20 “Discontinued Operations”, the results of operations for the home appliance operations have been excluded from continuing operations and reported as discontinued operations for the current and prior periods.

	2013	2012	2011
	US$	US$	US$
Net Sales	—	53,885,407	43,485,638
Cost of goods sold	—	(44,386,508)	(40,658,730)

Gross profit	—	9,498,899	2,826,908
Selling, general and administrative expenses	—	(6,904,111)	(4,511,573)
Other operating loss	—	—	(31,990)

Operating profit (loss)	—	2,594,788	(1,716,655)
Interest expense, net	—	(2,403)	—
Other income (expense), net	725,773	(1,192,780)	(59,224)
Income tax expenses	—	(25,263)	—

Income (Loss) from discontinued operations	725,773	1,374,342	(1,775,879)

Other income (expense), net in fiscal 2013 represented the sale of equipment and materials that had previously been written off.

An impairment loss of US$1,230,727 was recognized in the income (loss) from discontinued operations in fiscal 2012 for machinery and equipment that was used in the operations of the home appliance segment.

Basic and Diluted Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Basic and Diluted Earnings (Loss) Per Share
19.	BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share of common stock of the Company for the fiscal years ended March 31, 2013, 2012 and 2011 is computed in accordance with FASB ASC 260 “Earnings Per Share” by dividing the net earnings (loss) for each fiscal year attributable to common stockholders by the weighted average number of shares of common stock outstanding during that fiscal year.

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	2013	2012	2011
	US$	US$	US$
Numerator for basic and diluted earnings (loss) per share:
Income (Loss) from continuing operations	(2,797,032)	42,994	(2,412,120)
Income (Loss) from continuing operations attributable to non-controlling interests	107,958	(6,659)	175,028

Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(2,689,074)	36,335	(2,237,092)
Income (Loss) from discontinued operations	725,773	1,374,342	(1,775,879)

Profit (Loss) attributable to common stockholders	(1,963,301)	1,410,677	(4,012,971)

	Number	Number	Number
Denominator for basic and diluted earnings (loss) per share:
Weighted average number of shares of common stock	3,040,310	3,039,727	3,039,454

	US$	US$	US$
Basic and diluted earnings (loss) per share:
Earnings (Loss) from continuing operations	(0.88)	0.01	(0.74)
Earnings (Loss) from discontinued operations	0.23	0.45	(0.58)

Earnings (Loss) attributable to common stockholder	(0.65)	0.46	(1.32)

369,752 and 365,369 stock options of Global-Tech were excluded from the computation of diluted earnings (loss) per share for the fiscal years ended March 31, 2013 and 2011 respectively, because their inclusion would have been anti-dilutive.

During the fiscal year ended March 31,2012, the weighted average share price of the Company during the year was below the exercise prices of all stock options as at March 31, 2012, resulting in no incremental common shares for that year for the purpose of diluted earnings per share calculation.

Commitments	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments
20.	COMMITMENTS

(a)	Capital commitments

As of March 31, 2013 and 2012, the Company had capital commitments contracted but not provided for of US$4,211,595 and US$169,682, respectively, for the purchase of property, plant and equipment.

(b)	Operating lease commitments

In addition to the land use rights described in note 11 to the consolidated financial statements, the Company has entered into various operating lease arrangements for parking lots, motor vehicles, equipment, land and office premises. The Company recorded rental expenses, excluding the land use rights payments described in note 11 to the consolidated financial statements, for the fiscal years ended March 31, 2013, 2012 and 2011 of US$361,918, US$352,206 and US$445,327, respectively, and recorded lease rental income of US$177,556, nil and US$9,886 for the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Future minimum lease payments under non-cancelable operating leases as of March 31, 2013 and 2012 were as follows:

	March 31, 2013	March 31, 2012
	US$	US$
Payable:
Within one year	754,386	511,654
Over one year but not exceeding two years	374,706	521,448
Over two years but not exceeding three years	352,478	369,319
Over three years but not exceeding four years	352,478	347,410
Over four years but not exceeding five years	352,478	347,410
Over five years	8,929,433	9,136,892

	11,115,959	11,234,133

Subsequent to March 31, 2013, the subsidiaries of the Company renewed the tenancy agreements with the related companies and extended the leasing term for one year to March 31, 2014, with future lease payments due of US$75,362 not reflected in the table above.

Contingencies	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Contingencies
21.	CONTINGENCIES

(a)	On October 11, 2004, Best Hero Limited (“Best Hero”) issued a writ in the Court of First Instance of the High Court of Hong Kong (the “High Court”) against a subsidiary of the Company for a claim of US$4,250,400. The claim related to two purchase orders issued by the subsidiary on May 31, 2004 and June 1, 2004, respectively, to Best Hero for the purchase of LCD television panels for a total purchase price of US$4,620,000. However, the LCD television panels which were paid for in the initial shipment were determined to be unacceptable to the subsidiary. Accordingly, further delivery of the remaining orders was refused. Best Hero alleged that the subsidiary had repudiated the contract, and therefore Best Hero instituted legal proceedings to claim for damages. A defence and counter-claim was filed by the subsidiary in the High Court on December 28, 2004. Best Hero filed a Reply and Defence to Counterclaim on January 11, 2005. No further activity occurred in this case through March 31, 2013.

In accordance with FASB ASC 450 “Contingencies”, the Company believes that with such a lengthy interval between the claim being filed and there being no activity between the two parties, the probability that the Company will incur a loss is remote. Accordingly, the provision for this contingent liability of US$0.9 million was reversed during the year ended March 31, 2011.

(b)	As of March 31, 2013, the Company has accrued as a current liability US$4,879,338 for unrecognized tax benefits and US$651,721 of related interest and penalties. The unrecognized tax benefits relate mainly to potential transfer pricing arrangements reflected in the Hong Kong and PRC income tax returns of certain subsidiaries of the Company. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, legal proceedings, certain authority proceedings, changes in regulatory tax laws and interpretations of those tax laws, or expiration of statutes of limitation. However, based on the number of jurisdictions, the uncertainties associated with litigation, and the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, which could include formal legal proceedings, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

Other Accrued Liabilities	12 Months Ended
Mar. 31, 2013
Payables And Accruals [Abstract]
Other Accrued Liabilities
22.	OTHER ACCRUED LIABILITIES

	March 31, 2013	March 31, 2012
	US$	US$
Accrued expenses	2,241,659	2,587,698
Other tax payable	997,001	2,189,302
Land use right payable – operating lease	784,400	793,301
Other payables for procuring materials for customers	5,194,086	—
Other payable	426,492	1,067,550

	9,643,638	6,637,851

Employee Benefits	12 Months Ended
Mar. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Employee Benefits
23.	EMPLOYEE BENEFITS

The Company operates a Mandatory Provident Fund (“MPF”) scheme and an Occupational Retirement Schemes Ordinance (“ORSO”) scheme for all its qualified employees in Hong Kong. Both the MPF and the ORSO schemes are defined contribution programs and are administered by independent fund companies.

MPF is available to all employees aged 18 to 64 and with at least 60 days of service as an employee of the Company in Hong Kong. Under the MPF scheme, both the Company and each of the qualified employee contribute the lower of 5% of the employees’ basic salary and HK$1,250 (approximately US$161), subject to a cap of a monthly basic salary of HK$25,000 (approximately US$3,221). Qualified employees are entitled to 100% of the Company’s contributions together with accrued returns irrespective of their length of service with the Company, but the benefits are required by law to be preserved until the retirement age of 65.

Certain full-time employees in Hong Kong who joined the Company before December 2000 are eligible to participate in the ORSO scheme immediately following the date on which they have completed their probationary period. Under the ORSO scheme, both the Company and each of the eligible employee contribute 5% of the employees’ basic salary.

The costs of these schemes recognized during the fiscal years ended March 31, 2013, 2012 and 2011 were US$48,075, US$61,107 and US$72,878, respectively.

According to the relevant laws and regulations in the PRC, the Company is required to contribute 17.3% of the stipulated employee salary set by the local government of Dongguan to certain social insurance, medical and retirement benefit schemes for its employees. No forfeited contributions may be used by the employer to reduce the existing level of contributions. The Company also provides housing, medical care and subsidized meals to all existing factory employees. The aggregate amounts incurred by and provided for the Company for all such benefits were US$1,963,173 and US$2,547,639 during the fiscal years ended March 31, 2013 and 2011, respectively. However, as a result of the payment of severance in accordance with government rules upon the exit from the Home Appliances segment, the Company recognized a net benefit of US$449,557 during the fiscal year ended March 31, 2012 due to a reversal of social insurance provisions accrued for previous years.

Segment Information	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment Information
24.	SEGMENT INFORMATION

The Company operates in three segments: Electronic Components, Electronic Manufacturing Services (“EMS”) and Others for the fiscal year ended 2013. These segments are operated and managed as separate strategic business units that offer different products/services. The Company’s “Electronic Components” segment produces complementary metal oxide semiconductor (“CMOS”) CCMs primarily for sale to cellular phone and tablet manufacturers in Mainland China. The Company’s EMS consists of surface mount technology (“SMT”) processing of printed circuit boards and assembly services for cellular phone marketers in Mainland China. The Company’s “Others” segment comprises a number of immaterial product lines and development programs that have not materialized to date into full product businesses. None of these units has ever individually met the quantitative thresholds for determining reportable segments. The chief operating decision maker evaluates the results of each segment in assessing performance and allocating resources among the segments.

There were no material intersegment sales or transfers during the fiscal years ended March 31, 2013, 2012 and 2011.

As stated in note 18 – “Discontinued Operations” of Notes to Consolidated Financial Statements, the Home Appliance segment was discontinued effective in January 2012. The results of operations of the Home Appliance segment have been classified as “Income (Loss) from discontinued operations” on the face of the consolidated statement of operations and comprehensive income. The segment profit for fiscal year ended March 31, 2013 represented sales of equipments and materials that had previously been written off.

(a)	The following table provides operating financial information for the four reportable segments:

	Home Appliances#	Electronic Components	EMS	Others	Corporate	Combined
	US$	US$	US$	US$	US$	US$
As of or for the fiscal year ended March 31, 2013
Revenues from external customers	—	65,188,724	14,256,314	1,638,346	—	81,083,384

Capital expenditure	—	6,484,577	767,186	358,813	3,055	7,613,631
Interest income	—	—	—	—	839,557	839,557
Interest expense	—	(109,749)	—	—	774,358	664,609
Depreciation and amortization	—	554,337	1,336,208	223,915	1,328,267	3,442,727
Segment profit (loss)	725,773	3,687,547	(3,314,836)	(1,182,894)	(1,878,891)	(1,963,301)
Total assets	34	29,618,065	16,203,482	1,114,654	61,289,608	108,225,843
As of or for the fiscal year ended March 31, 2012
Revenues from external customers	53,885,407	54,431,519	14,439,926	781,260	—	123,538,112

Capital expenditure	240,763	226,277	273,926	73,281	—	814,247
Interest income	—	—	—	—	377,074	377,074
Interest expense	(2,403)	(104,517)	—	321	(177,401)	(284,000)
Depreciation and amortization	1,522,962	594,746	1,268,736	76,809	98,577	3,561,830
Segment profit (loss)	1,374,342 *	2,885,762	221,655	(640,020)	(2,431,062)	1,410,677
Total assets	313,033	34,554,319	11,614,176	739,106	61,819,375	109,040,009
As of or for the fiscal year ended March 31, 2011
Revenues from external customers	43,485,638	42,621,597	14,742,075	105,194	—	100,954,504

Capital expenditure	217,028	807,077	3,598,918	40,345	—	4,663,368
Interest income	—	—	—	—	498,837	498,837
Interest expense	—	(268,219)	(2,604)	—	308,173	37,350
Depreciation and amortization	1,599,996	557,353	971,836	62,690	140,261	3,332,136
Segment profit (loss)	(1,775,879)	1,400,572	(695,296)	(960,777)	(1,981,591)	(4,012,971)
Total assets	22,234,345	23,809,159	15,066,413	703,412	58,122,805	119,936,134

#	As discussed in note 18, the Home Appliance segment was discontinued on January 15, 2012. The results of the operations has been classified as discontinued operations on the face of the consolidated statement of operations and comprehensive income.
*	An impairment loss of US$1,230,727 was recognized in the consolidated statement of operations and comprehensive income for machinery that was used in the operation of the Home Appliances segment in 2012. No impairment loss was recognized in 2013 and 2011.
(b)	Net sales including net sales of discontinued operations by geographic area based on the location of customers are as follows:

	2013	2012	2011
	US$	US$	US$
Australia	533,077	501,665	562,066
Europe	326,298	4,469,428	3,213,506
North America	49,423	47,969,847	38,808,728
Asia	80,174,586	70,596,126	58,360,791
Other regions	—	1,046	9,413

	81,083,384	123,538,112	100,954,504

(c)	Net sales including net sales of discontinued operations by product/service type

	2013	2012	2011
	US$	US$	US$
Floor care products	—	51,056,019	40,013,087
Kitchen appliances	533,077	755,607	1,081,498
CCMs	63,913,523	53,094,225	41,592,838
Cellular phone assembly services	14,256,314	14,439,927	14,648,779
Others	2,380,470	4,192,334	3,618,302

	81,083,384	123,538,112	100,954,504

(d)	Long-lived assets*

	March 31, 2013	March 31, 2012
	US$	US$
Hong Kong	150,734	210,800
Mainland China	29,404,484	24,806,115

	29,555,218	25,016,915

*	Long-lived assets represent land use rights and property, plant and equipment.

(e)	Impairment of property, plant and equipment

The impairment losses of property, plant and equipment for the fiscal years ended March 31, 2013, 2012 and 2011, amounted to nil, US$1,230,727 and nil, respectively. The impairment loss for the fiscal year ended March 31, 2012 was included in “Income (Loss) from discontinued operations”.

(f)	Major customers

Customers accounting for 10% or more of the Company’s combined net sales are as follows:

	2013	2012	2011
	US$	US$	US$
From continuing operations:
ZTE Corporation (“ZTE”)	9,011,148	24,227,414	8,797,843
Shenzhen Tinno Mobile Technology Co. Ltd. (“Tinno”)	8,636,784	13,018,044	13,677,827
Lenovo Mobile Communication Technology Ltd. (“Lenovo”)	26,799,405	11,698,569	12,712,077
Dongguan Huabel Electronic Technology Co. Ltd. (“Huabel”)	9,799,379	5,245	109
From discontinued operations:
Electrolux S.A. and subsidiaries (“Electrolux”)	—	52,339,623	42,006,085

During the fiscal years ended March 31, 2013, 2012 and 2011, 11.1%, 19.6% and 8.7%, respectively of the Company’s combined net sales including discontinued operations were made to ZTE, which is an unrelated customer. As of March 31, 2013, 2012 and 2011, 11.2%, 58.9% and 17.7%, respectively of the Company’s total accounts and bills receivable were from ZTE. ZTE is a customer of the Company’s electronic components and EMS segments.

During the fiscal years ended March 31, 2013, 2012 and 2011, 33.0%, 9.5% and 12.6%, respectively of the Company’s combined net sales including discontinued operations were made to Lenovo, which is an unrelated customer. As of March 31, 2013, 2012 and 2011, 34.2%, 19.4% and 19.2%, respectively of the Company’s total accounts and bills receivable were from Lenovo. Lenovo is a customer of the Company’s electronic components segment.

During the fiscal years ended March 31, 2013, 2012 and 2011, 10.7%, 10.5% and 13.61%, respectively of the Company’s combined net sales including discontinued operations were made to Tinno, which is an unrelated customer. As of March 31, 2013, 2012 and 2011, 3.2%, 3.4% and 9.6%, respectively of the Company’s total accounts and bills receivable were from Tinno. Tinno is a customer of the Company’s electronic components and EMS segments.

During the fiscal years ended March 31, 2013, 2012 and 2011, 12.0%, 0.00% and 0.00%; respectively of the Company’s combined net sales including discontinued operations were made to Huabel, which is an unrelated customer. As of March 31, 2013, 2012 and 2011, 25.3%, nil and nil, respectively of the Company’s total accounts and bills receivable were from Huabel. Huabel is a customer of the Company’s electronic components segments.

During the fiscal years ended March 31, 2013, 2012 and 2011, 0.0%, 42.4% and 41.6%, respectively, of the Company’s combined net sales including discontinued operations were made to Electrolux, which is an unrelated customer. As of March 31, 2013, 2012 and 2011, nil, nil and 35.7%, respectively, of the Company’s total accounts and bills receivable were from Electrolux. Electrolux was the major customer of the Company’s home appliances segment.

The Company was a contract manufacturer of floor care products that are marketed by Electrolux under its respective brand names.

Concentration of Risks	12 Months Ended
Mar. 31, 2013
Risks And Uncertainties [Abstract]
Concentration of Risks
25.	CONCENTRATION OF RISKS

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, available-for-sale investments, financial assets included in deposits and other assets and accounts and bills receivable.

Substantially all of the Company’s cash and cash equivalents, restricted cash, interest receivable, and available-for-sale investments were financial assets that management believes are of high credit quality.

The Company’s concentration on a limited number of customers will continue to represent a substantial portion of our sales for the foreseeable future. The loss of any major customers or a decrease or delay in orders, or anticipated spending by such customers could materially reduce our revenues and profitability. Our largest customers could also engage in business combinations, which could increase their size, reduce their demand for our products as they recognize synergies or rationalize assets and increase or decrease the portion of their sales to any single customer.

The Company conducts credit evaluations of its customers but does not require collateral or other security from its customers. The Company makes allowance for doubtful accounts primarily based on the age of receivables and factors surrounding the customers’ credit risk.

Current vulnerability due to certain concentrations

The Company’s operations are mainly conducted in Hong Kong and Mainland China with a majority of its sales from continuing operations to Asia. As a result, the Company’s businesses, financial condition, results of operations and cash flows may be influenced by the political, economic and legal environments in Hong Kong and Mainland China, and by the general state of the Hong Kong and Mainland China economies.

The Company’s operations may be adversely affected by significant political, economic and social uncertainties in Mainland China. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting its political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

A significant portion of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions generally requires submitting a payment application form together with suppliers’ invoices, shipping documents, signed contracts and/or other documents, as appropriate.

A significant portion of the Company’s sales in previous years from discontinued operations were made to the U.S. and the Company is responsible for ensuring that its products are safe and satisfy all of the requirements of the consumer products safety commission (“CPSC”) in the U.S. This may also apply to OEM products manufactured by the Company to customer specifications. In the event of a recall required by the CPSC, the customers may require the Company to provide replacement conforming units at our cost, which could have a material adverse effect on its business, quality reputation and results of operations.

Financial Instruments	12 Months Ended
Mar. 31, 2013
Investments All Other Investments [Abstract]
Financial Instruments
26.	FINANCIAL INSTRUMENTS

The Company’s financial instruments that are subject to credit risks are limited to its cash and cash equivalents, restricted cash, available-for-sale investments, accounts and bills receivable, financial assets included in deposits and other assets, amounts due from a related party.

The Company’s financial assets and liabilities are recognized initially at cost which is the fair value of the consideration given (in the case of assets) or received (in the case of liabilities). Transaction costs are included in the initial measurement of all financial assets and liabilities. Subsequent to initial recognition, assets and liabilities are either valued at cost, amortized cost using the effective interest rate method or fair value, depending on classification.

The following table sets forth the carrying values and estimated fair values of the Company’s financial assets and liabilities recognized as of March 31, 2013 and 2012. There were no material unrecognized financial assets and liabilities as of March 31, 2013 and 2012.

	Carrying value		Fair value
	2013	2012	2013	2012
	US$	US$	US$	US$
Current financial assets:
Cash and cash equivalents	32,385,376	39,792,733	32,385,376	39,792,733
Restricted cash	14,592,289	4,546,062	14,592,289	4,546,062
Available-for-sale investments	17,153	2,006,066	17,153	2,006,066
Accounts and bills receivable	19,713,608	30,273,062	19,713,608	30,273,062
Financial assets included in deposits and other assets	3,846,653	401,815	3,846,653	401,815
Amount due from a related party	18,841	11,798	18,841	11,798

	70,573,920	77,031,536	70,573,920	77,031,536
Non-current financial assets:
Available-for-sale investments	1,045,200	1,033,800	1,045,200	1,033,800

Total financial assets	71,619,120	78,065,336	71,619,120	78,065,336

	Carrying value		Fair value
	2013	2012	2013	2012
	US$	US$	US$	US$
Current financial liabilities:
Short term bank loans	4,826,241	4,000,000	4,826,241	4,000,000
Accounts payable	7,134,526	8,163,510	7,134,526	8,163,510
Accrued salaries, allowances and other employee benefits	4,367,642	3,102,335	4,367,642	3,102,335
Other accrued liabilities	9,643,638	6,637,851	9,643,638	6,637,851

Total financial liabilities	25,972,047	21,903,696	25,972,047	21,903,696

The carrying amounts of the Company’s cash and cash equivalents, restricted cash, accounts and bills receivable, financial assets included in deposits and other assets, amounts due from a related party, accounts payable, accrued salaries, allowances and other employee benefits and other accrual liabilities approximate to their fair values because of their short maturities. The available-for-sale investments are stated at quoted market price.

The Company’s cash and cash equivalents and restricted cash are placed primarily with banking institutions in the PRC with high credit ratings. The Company performs periodic credit standing evaluation of those banking institutions to limit the Company’s exposure to any significant credit risks.

The Company’s accounts and bills receivable largely represent amounts due from the Company’s principal customers. Receivable balances are monitored on an ongoing basis and the Company’s exposure to bad debts is not significant. The Company does not require collateral or other credit enhancement for any of its financial assets.

If the counterparties to the above financial assets fail to perform completely under the terms of their contract/arrangement, the maximum loss, based on the gross fair value of the financial instruments, due to this credit risk would be US$71,619,120 and US$78,065,336 as at March 31, 2013 and 2012, respectively.

Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
27.	FAIR VALUE MEASUREMENTS

FASB ASC 820 “Fair Value Measurement and Disclosures”, the Company adopted in fiscal 2009, clarify that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability, such as inherent risk, transfer restrictions and risk of non-performance. As a basis for considering such assumptions, it establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 – Unobservable inputs which are supported by little or no market activity.

FASB ASC 820 “Fair Value Measurements and Disclosures”, describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company’s financial assets carried at fair value on a recurring basis are detailed in the table below. The fair values of such financial assets are measured in accordance with FASB ASC 820 inputs, including quoted market price.

Assets measured at fair value on a recurring basis as of March 31, 2013 and 2012 are summarized below:

	Fair Value Measurements
	March 31, 2013	March 31, 2012
	Quoted prices in active markets for identical assets
	US$	US$
Assets
Level 1:
Available-for-sale investments:
Listed equity securities	17,153	6,066
Level 2:
Available-for-sale investments:
Unlisted investments	1,045,200	3,033,800

Total financial assets measured at fair value	1,062,353	3,039,866

Stock Compensation	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Compensation
28.	STOCK COMPENSATION

(a)	Amended and Restated 1997 Stock Option Plan of Global-Tech

In September 1997, the Board of Directors of Global-Tech adopted Global-Tech’s 1997 Stock Option Plan (as amended, the “1997 Plan”). The 1997 Plan provides for the grant of (i) options that are intended to qualify as incentive stock options (“Incentive Stock Options”) within the meaning of Section 422 of the U.S. Internal Revenue Code of 1986, as amended (the “Code”) to employees and (ii) options not intended to qualify as Incentive Stock Options to employees and consultants. The total number of shares of common stock of Global-Tech for which options may be granted under the 1997 Plan is 400,000 shares. The 1997 plan expired on September 17, 2008 and no further grants can be made from this plan after that date.

The 1997 Plan is administered by the Board of Directors, or a committee of directors appointed by the Board, who determines the terms of options, including the exercise price, the number of stock subject to the options and the terms and conditions of exercise. No option granted under the 1997 Plan is transferable by the optionee other than by will or the laws of descent and distribution and each vested option is exercisable within the contractual period of the option. With respect to any participant who owns (or is deemed to own) stock possessing more than 10% of the voting rights of Global-Tech’s outstanding capital stock, the exercise price of any ISO must not be less than 110% of the fair market value of the stock on the date of grant. The term of each option granted pursuant to the 1997 Plan may be established by the Board of Directors of Global-Tech, or a committee of the Board of Directors of Global-Tech, in its sole discretion; provided, however, that the maximum term of each ISO granted pursuant to both the 1997 Plan is 10 years. With respect to any ISO granted to a participant who owns (or is deemed to own) stock possessing more than 10% of the total combined voting power of all classes of Global-Tech’s outstanding capital stock, the maximum term is five years. Shares of common stock distributed under the 1997 Plan will be from authorized, but unissued stock or common stock held in the treasury of the Company. Every option granted shall vest and become exercisable in accordance with the terms of the applicable option agreement. Options can be exercised for a period not exceeding 10 years from the date of grant.

No options issued pursuant to the 1997 Plan were exercised or expired during fiscal 2011.

During fiscal 2012, an aggregate of 1,250 options with exercise prices of US$25.00 and US$30.56 per share were forfeited upon resignation of the relevant participants and 82,167 options with exercise prices between US$19.00 and US$25.00 per share expired including 65,500 options granted to Directors.

During fiscal 2013, an aggregate of 5,950 options with exercise prices of US$15.60 to US$30.56 per share were forfeited upon resignation of the relevant participants, employment contract.

(b)	2005 Stock Option Plan of Global-Tech

In October 2005, the Board of Directors of Global-Tech adopted Global-Tech’s 2005 Stock Option Plan (the “2005 Plan”). The 2005 Plan provides for the grant of (i) “incentive stock options” (“ISOs”) within the meaning of Section 422 of the Code; (ii) non-qualified stock options that do not qualify as ISOs (“NQSOs”); and (iii) stock appreciation rights. The total number of shares of common stock of Global-Tech for which options may be granted under the 2005 Plan is 450,000 shares.

The 2005 Plan is administered by the Board of Directors of Global-Tech or a committee appointed by the Board of Directors of Global-Tech, who determines the terms of options, including the exercise price, the number of stock subject to the options and the terms and conditions of exercise. No option granted under the Plan is transferable by the optionee other than by will or the laws of descent and distribution and each vested option is exercisable within the contractual period of the option. With respect to any participant who owns (or is deemed to own) stock possessing more than 10% of the voting rights of Global-Tech’s outstanding capital stock, the exercise price of any ISO must not be less than 110% of the fair market value of the stock on the date of grant. The term of each option granted pursuant to the Plan may be established by the Board of Directors of Global-Tech, or a committee of the Board of Directors of Global-Tech, in its sole discretion; provided, however, that the maximum term of each ISO granted pursuant to the 2005 Plan is 10 years. With respect to any ISO granted to a participant who owns (or is deemed to own) stock possessing more than 10% of the total combined voting power of all classes of Global-Tech’s outstanding capital stock, the maximum term is five years. Every option granted shall vest and become exercisable in accordance with the terms of the applicable option agreement. Options can be exercised for a period not exceeding 10 years from the date of grant.

During fiscal 2011, 20,000 options were granted and none were forfeited.

During fiscal 2012, no options were granted and none were forfeited.

During fiscal 2013, no options were granted and none were forfeited.

(c)	Global-Tech Advanced Innovations Inc. 2011 Omnibus Equity Plan

The Global-Tech Advanced Innovations Inc. 2011 Omnibus Equity Plan (the “Omnibus Plan”) was adopted by our Board of Directors in October 2010 and approved by the Company’s shareholders in November 2010. The plan provides for the grant of stock options (non-statutory and incentive), stock appreciation rights, restricted stock units, performances shares and common shares.

A committee authorized by the Board of Directors (the “Committee”) will administer the Omnibus Plan. Unless otherwise determined by the Board of Directors, the Compensation Committee will administer the Omnibus Plan. Subject to the terms of the Omnibus Plan, the Committee has the sole discretion to select the employees, consultants, and non-employee directors who will receive awards, determine the terms and conditions of awards, and to interpret the provisions of the Omnibus Plan and outstanding awards. The Committee may not, without the approval of the Company’s shareholders, institute an exchange program under which outstanding awards are amended to provide for a lower exercise price or cancelled in exchange for awards with a lower exercise price.

Awards granted under the Omnibus Plan are generally not transferable, and all rights with respect to an award granted to a participant generally will be available during a participant’s lifetime only to the participant. If the Committee makes an award transferable, such award will contain such additional terms and conditions as the committee deems appropriate.

For the fiscal years ended March 31, 2012 and 2011, no shares or options was granted under the 2011 Omnibus Equity Plan.

For the fiscal year ended March 31, 2013, 73,000 options were granted to officers and directors, 5,000 options to an employee and 8,000 options to a consultant.

Under the 1997 Plan and the 2005 Plan (the “Plans”), which expire in 10 years, options granted generally vest 25% after the first year of service and ratably each month over a further 36-month period.

The expected life of the options is based on the historical data and is not necessarily indicative of the exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcomes. The risk-free rate for periods within the expected life of the options is based on the U.S. Treasury yield curve with maturity equal to the expected life of the options in effect at the time of grant.

The total compensation expense recognized in the SG&A line item in the consolidated statement of operations and comprehensive income for the fiscal years ended March 31, 2013, 2012 and 2011 amounted to US$258,128, US$34,121 and US$470,109, respectively.

Changes in outstanding options under both the 1997 Plan, the 2005 Plan and the Omnibus Plan during the fiscal years ended March 31, 2013, 2012 and 2011 are as follows:

	2013
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	339,701	8.99 – 30.56	17.66	3.96	—
Granted	86,000	4.75	4.75
Expired	—	—	—
Exercised	—	—	—
Forfeited	(5,950)	15.60 – 30.56	21.26

Outstanding, at end of fiscal year	419,751	4.75 – 30.56	14.96	4.28	—

Vested and expected to be vested at March 31, 2013	419,751	4.75 – 30.56	14.96	4.28	—

Exercisable, at end of fiscal year	369,752	4.75 – 30.56	13.41	4.60

Changes in outstanding options under both the 1997 Plan and the 2005 Plan during the fiscal years ended March 31, 2013, 2012 and 2011 are as follows: (continued)

	2012
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	423,118	8.99-30.56	18.00	4.01	—
Granted	—	—	—
Expired	(82,167)	19.00-25.00	19.22
Exercised	—	—	—
Forfeited	(1,250)	25.00-30.56	29.45

Outstanding, at end of fiscal year	339,701	8.99-30.56	17.66	3.96	—

Vested and expected to be vested at March 31, 2012	339,701	8.99-30.56	17.66	3.96	—

Exercisable, at end of fiscal year	287,452	8.99-30.56	16.06	4.17

	2011
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	403,118	13.20-30.56	18.44	4.78	—
Granted	20,000	8.99	8.99
Expired	—	—	—
Exercised	—	—	—
Forfeited	—

Outstanding, at end of fiscal year	423,118	8.99-30.56	18.00	4.01	—

Vested and expected to be vested at March 31, 2011	423,118	8.99-30.56	18.00	4.01	—

Exercisable, at end of fiscal year	365,369	8.99-30.56	16.90	3.94

In January 1999, the Board of Directors of Global-Tech adopted an employee stock purchase plan. The plan was approved by the stockholders at the annual meeting of stockholders in March 1999. The total number of common stock which may be granted under the plan is 450,000 shares. Stock grants may be awarded under the plan to the employees, including officers and directors, and non-employee directors and consultants in consideration for their services to the Group.

During the fiscal year ended March 31, 2007, Global-Tech granted an aggregate of 3,750 shares of common stock of Global-Tech to an employee with an effective grant date of November 6, 2006. 750 shares of such common stock vested and were issued on the first anniversary of the date of the stock grant and 750 shares of such common stock vested and were issued on the second, third, fourth, and fifth anniversaries of the date of the stock grant, respectively. 1,500 shares were issued during fiscal year 2013.

Changes in stock grants during the fiscal years ended March 31, 2013, 2012 and 2011 are as follows:

	2013		2012		2011
	Stock	Weighted average grant-date fair value	Stock	Weighted average grant-date fair value	Stock	Weighted average grant-date fair value
		US$		US$		US$
Non-vested, at beginning of fiscal year	750	10,380	750	10,380	1,500	20,760
Granted	—	—	—	—	—	—
Vested	(750)	10,380	—	—	(750)	10,380

Non-vested, at end of fiscal year	—	—	750	10,380	750	10,380

The total fair value of the 750 shares of common stock vested during the fiscal years ended March 31, 2013 and 2011 was US$6,503 and US$5,085, respectively.

The expense for employee stock purchase plan recognized in the SG&A line item in the consolidated statement of operations and comprehensive income for the fiscal years ended March 31, 2013, 2012 and 2011 amounted to US$9,108, nil and US$1,969 respectively.

Further details relating to the options granted under the 1997 Plan, the 2005 Plan and the Omnibus Plan that are outstanding as of March 31, 2013 are as follows:

	Options outstanding as of March 31, 2013			Options exercisable as of March 31, 2013
Number of options	Range of exercise price per option	Weighted average remaining contractual life	Weighted average exercise price per option	Number of options	Weighted average exercise price per option
	US$ (per share)	(years)	US$ (per share)		US$ (per share)
86,000	4.75	9.31	4.75	82,250	4.75
20,000	8.99	6.70	8.99	15,000	8.99
248,251	13.20 – 15.60	3.29	14.87	248,251	14.87
65,500	30.40 – 30.56	0.70	30.55	24,251	30.54

419,751				369,752

As of March 31, 2013 and 2012, there was an unrecognized share-based compensation cost of nil and US$1,969, relating to stock granted to an employee under the 1999 Employee Stock Purchase Plan respectively. The unrecognized compensation cost for stocks granted is expected to be recognized over a weighted-average vesting period of two years and five years. To the extent that the actual forfeiture rate is different from the original estimate, actual share-based compensation relating to these awards may be different from the expectations.

The fair value of the options granted was estimated on the date of grant using the following assumptions:

	2013	2012	2011
Risk-free Interest Rate	0.97% -1.50%	—	3.45%
Expected Dividend Yield	0%	—	0%
Expected Option Life	7 – 10 years	—	7 years
Expected Stock Price Volatility	53.28% - 58.71%	—	59.00%

Condensed Financial Information of Global-Tech	12 Months Ended
Mar. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Global-Tech
29.	CONDENSED FINANCIAL INFORMATION OF GLOBAL-TECH

Under the relevant PRC laws and regulations, the Company’s PRC subsidiaries (the “PRC Subsidiaries”) are restricted in their ability to transfer certain of their net assets to Global-Tech in the form of dividend payments, loans, or advances. The amounts restricted include net assets of the PRC Subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling RMB364,074,602 (approximately US$58,607,593) as of March 31, 2013.

The following is the condensed financial information of Global-Tech on a stand-alone basis:

Balance sheets

	March 31, 2013	March 31, 2012
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	19,405,865	21,984,305
Available-for-sale investments	—	2,000,000
Prepaid expenses	46,903	43,210
Deposits and other assets	40,087	24,723

Total current assets	19,492,855	24,052,238
Interests in subsidiaries	55,812,262	55,206,077
Available-for-sale investments	1,045,200	1,033,800

Total assets	76,350,317	80,292,115

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other accrued liabilities	92,114	201,483

Total liabilities	92,114	201,483

Shareholders’ equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,230,814 and 3,229,314 shares issued as of March 31, 2013 and 2012	129,233	129,173
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued	—	—
Additional paid-in capital	85,053,402	84,786,226
Statutory reserves	1,238,361	—
Accumulated deficit	(15,932,941)	(9,690,526)
Accumulated other comprehensive income	10,709,740	9,697,445
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2013 and 2012	(4,663,321)	(4,663,321)

Total Global-Tech Advanced Innovations Inc. shareholders’ equity	76,534,474	80,258,997
Non-controlling interests	(276,271)	(168,365)

Total equity	76,258,203	80,090,632

Total liabilities and shareholders’ equity	76,350,317	80,292,115

Statements of operations and comprehensive income

	Fiscal years ended March 31,
	2013	2012	2011
	US$	US$	US$
Net sales	—	—	—
Cost of goods sold	—	—	—

Gross profit	—	—	—
Selling, general and administrative expenses	(1,071,502)	(1,158,531)	(1,252,554)

Operating loss	(1,071,502)	(1,158,531)	(1,252,554)
Interest income, net	344,582	35,349	29,831
Equity in profits (losses) of subsidiaries	(484,185)	1,923,914	(2,155,198)
Other income (expense), net	(752,196)	609,945	(635,050)

Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(1,963,301)	1,410,677	(4,012,971)
Other comprehensive income
Foreign currency translation adjustments	989,800	2,278,213	2,304,178
Release of unrealized loss on available-for-sale investments, net of income tax of nil, upon disposal	—	—	1,877
Unrealized gain on available-for-sale investments, net of income tax of nil	22,495	24,600	11,092
Unrealized loss on available-for-sale investments, net of income tax of nil	—	(643)	—

Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(951,006)	3,712,847	(1,695,824)

Statements of cash flows

	Fiscal years ended March 31,
	2013	2012	2011
	US$	US$	US$
Cash flows from operating activities:
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(1,963,301)	1,410,677	(4,012,971)
Adjustments to reconcile net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	258,128	34,121	470,139
Shares issued to an employee	9,108	—	1,969
Equity in losses (profits) of subsidiaries	484,185	(1,923,914)	2,155,198
Interest received from available-for-sale investments	—	(13)	—
Changes in operating assets and liabilities:
Prepaid expenses	(3,693)	(2,582)	3,465
Deposits and other assets	(15,364)	4,969	(3,769)
Other accrued liabilities	(109,369)	(26,324)	(7,591)

Net cash used in operating activities	(1,340,306)	(503,066)	(1,393,560)

Cash flows from investing activities:
Purchases of available-for-sale investments	—	(8,999,987)	(3,000,000)
Proceeds from disposal of available-for-sale investments	2,000,000	9,000,000	15,986,532
Repayment of amounts due from (advances to) subsidiaries, net	910,372	13,091,819	(639,128)
Capital injection into subsidiaries	(1,107,753)	(1,732,162)	(1,858,931)

Net cash provided by investing activities	1,802,619	11,359,670	10,488,473

Cash flows from financing activities:
Cash dividend paid	(3,040,753)	—	—

Net cash used in financing activities	(3,040,753)	—	—

Net increase (decrease) in cash and cash equivalents	(2,578,440)	10,856,604	9,094,913
Cash and cash equivalents at beginning of fiscal year	21,984,305	11,127,701	2,032,788

Cash and cash equivalents at end of fiscal year	19,405,865	21,984,305	11,127,701

(a)	Basis of preparation

For the purposes of the preparation of the condensed financial information of Global-Tech, the Company records its interests in direct and indirect subsidiaries under the equity method of accounting as prescribed in FASB ASC 323 “Investments-Equity Method and Joint Ventures”. Such interests, together with the advances to subsidiaries, are presented as “Interests in subsidiaries” on the balance sheets and share of the subsidiaries’ income and losses is presented as “Equity in profits (losses) of subsidiaries” on the statements of operations and comprehensive income.

(b)	Commitments

Global-Tech has provided a letter of support to certain of its subsidiaries indicating its commitment to provide continuing financial support to those subsidiaries.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of Preparation
(a)	Basis of preparation
These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).
Basis of Consolidation
(b)	Basis of consolidation

The consolidated financial statements include the financial statements of Global-Tech and its subsidiaries. The fiscal year end date of Lite Array Holdings Limited (“Lite Array Holdings”), a jointly-controlled entity of the Company, is December 31. There have been no significant transactions in Lite Array Holdings and its subsidiaries which would materially affect the Company’s financial position and results of operations during each of the periods from Lite Array Holdings’ fiscal year end date to March 31, 2013, 2012 and 2011, respectively.

All significant intercompany balances and transactions between group companies are eliminated on consolidation.

Discontinued Operations
(c)	Discontinued operations

Unless otherwise indicated, information presented in the notes to the consolidated financial statements relates only to Global-Tech’s continuing operations. Information related to discontinued operations is included in note 18 and in some instances, where appropriate, is included as separate disclosure within the individual footnotes.

Use of Estimates
(d)	Use of estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. These estimates, judgments and assumptions affect the amounts that are reported in these consolidated financial statements and accompanying disclosures. The most significant accounting estimates with regard to these consolidated financial statements that require the most significant and subjective judgments include, but are not limited to, valuation of investments and determination of other-than-temporary impairments, useful lives of property, plant and equipment, recoverability of long-lived assets, determination of impairment losses, assessment of market value of inventories and provision for inventory obsolescence, allowance for doubtful accounts, provision for employee benefits, provision for warranty, recognition and measurement of current and deferred income taxes (including income tax benefit (expense)), valuation allowance for deferred tax assets, assumptions used for the valuation of options to purchase Global-Tech’s common stock, provision for loss contingencies, and measurement of fair values of financial instruments. Changes in facts and circumstances may result in revised estimates.

Cash and Cash Equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted to withdraw and use, and other investments that are readily convertible into cash with original maturities of three months or less.

Restricted Cash
(f)	Restricted cash
Restricted cash consists of bank deposits, which may only be used to settle pre-arranged general banking facilities.
Investments
(g)	Investments

Debt and equity investments designated as available-for-sale investments are stated at fair value. Unrealized gains or losses, net of tax, on available-for-sale investments are included in accumulated other comprehensive income (loss), a separate component of shareholders’ equity. Realized gains and losses and any declines in fair value judged to be other-than-temporary on available-for-sale investments are included in the consolidated statement of operations and comprehensive income. Gains or losses on sale of investments and amounts reclassified from accumulated other comprehensive income (loss) to earnings are computed based on the specific identification method. Interest or dividend income on securities classified as available-for-sale investments is included in interest income or dividend income, respectively.

Non-derivative securities with fixed or determinable payments and fixed maturities are classified as held-to-maturity investments if the Company has both the positive intention and ability to hold the financial assets to maturity. Investments intended to be held to maturity are measured at amortized cost. Interest on securities classified as held-to-maturity investments is included in interest income.

Prior to April 1, 2009, declines in the fair value of held-to-maturity and available-for-sale securities below their amortized cost, that were deemed to be other-than-temporary, were all reported in investment gains (losses), net. Effective April 1, 2009, the Company adopted new accounting guidance for impairment of debt securities that are deemed to be other-than-temporary. Factors considered in evaluating potential impairment include, but are not limited to, the current fair value as compared to cost or amortized cost of the security, as appropriate, the length of time the investment has been below cost or amortized cost and by how much, our intent to sell a security and whether it is more-likely-than-not we will be required to sell the security before the recovery of our amortized cost basis, and specific credit issues related to the issuer and current economic conditions. Under the new impairment model, the credit component of an other-than-temporary impairment of a debt security is reported in investment gains (losses), net and the noncredit component is reported in other comprehensive income (loss). In addition, other-than-temporary declines in beneficial interests purchased or retained in a securitization transaction which are classified as available-for-sale debt securities are recognized if there has been an adverse change in the cash flows as of the end of the reporting period. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over the remaining maturity under the interest method.

A jointly-controlled entity is a joint venture that is subject to joint control, resulting in none of the participating parties having unilateral control over the economic activity of the jointly-controlled entity. The Company’s investment in a jointly-controlled entity for which it, not being the unilateral controlling owner of the entity, but has the ability to exercise joint control, is accounted for using the equity method. Under the equity method, the Company’s proportionate share of the jointly-controlled entities’ net income or loss and amortization of any identifiable intangibles arising from the investment is included in “Share of income (losses) of jointly-controlled entities”. The Company ceases to apply the equity method when its share of the jointly-controlled entities’ losses exceeds the carrying value of its investment.

All other investments for which the Company does not have the ability to exercise joint control or significant influence (generally, when the Company has an investment of less than 20% ownership and no representation on the investee’s board of directors) and for which there is not a readily determinable fair value, are accounted for using the cost method. Dividends and other distributions of earnings from such investees, if any, are included in income when declared. The Company periodically evaluates the carrying value of its investments accounted for under the cost method for impairment with any loss included in the consolidated statement of operations and comprehensive income in the period when it is incurred.

Accounts and Bills Receivable
(h)	Accounts and bills receivable

Accounts and bills receivable are presented net of an allowance for doubtful accounts, which is an estimate of amounts that may not be collectible. The Company does not charge interest on accounts receivable. The allowance for doubtful accounts is estimated based on historical experience, receivable aging, current economic trends and specific identification of certain receivables that are at the risk of not being paid. The Company reviews the aged analysis of accounts and bills receivable on a regular basis. Whenever it is clear that the amounts are deemed to be uncollectible, receivables are written off against the allowance for doubtful accounts.

Inventories
(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost, calculated on the weighted average basis, comprises direct materials and, where applicable, direct labor and an appropriate proportion of overheads.

Property, Plant and Equipment
(j)	Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at cost less accumulated depreciation and any accumulated impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use. Expenditure incurred after an item of property, plant and equipment has been put into operation, such as repairs and maintenance, is normally charged to the consolidated statement of operations and comprehensive income in the period in which it is incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of an item of property, plant and equipment, and where the cost of the item can be measured reliably, the expenditure is capitalized as an additional cost of that asset. Depreciation is calculated on the straight-line basis at annual rates over the asset’s estimated useful life.

The principal annual rates used for this purpose are as follows:

Annual rate
Leasehold improvements	Over the shorter of the lease terms or the estimated useful life
Buildings	4.5%
Plant	4.5%
Machinery	10%
Moulds	20% - 33%
Transportation equipment	15% - 20%
Furniture, fixtures and equipment	15%

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on derecognition of an item of property, plant and equipment, calculated as the difference between the net disposal proceeds and the carrying amount of the item, is included in the consolidated statement of operations and comprehensive income in the period the item is derecognized. Machinery and equipment used in the home appliance business has been derecognized pending sale.

Construction in Progress
(k)	Construction in progress

Construction in progress represents property, plant and equipment under construction or installation and is stated at cost less any accumulated impairment losses, and is not depreciated. Cost comprises the direct costs of construction, installation and other costs in making the asset ready for its intended use. Construction in progress is reclassified to the appropriate category of property, plant and equipment when completed and ready for its intended use.

Impairment of Long-Lived Assets
(l)	Impairment of long-lived assets

Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with Financial Accounting Standards Board (“FASB”) ASC 360 “Property, Plant and Equipment” the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company records an impairment charge to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analyses are based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate. Long lived assets, excluding buildings, associated with the home appliance business are considered to be impaired and accordingly have been written down to fair value less the estimated cost of disposal. Since the Company has leased a significant portion of the buildings previously occupied by the home appliance business, the Company was able to perform an impairment analysis based on anticipated future rental income, and as a result determined that they were not impaired.

Revenue Recognition
(m)	Revenue recognition

The Company recognizes revenues in accordance with the Securities and Exchange Commission (the “SEC”) Staff Accounting Bulletin (“SAB”) No. 104, “Revenue Recognition”, which requires that four basic criteria must be met before revenue can be recognized: (1) there is persuasive evidence that an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectibility is reasonably assured. Net sales represent the gross invoiced amount, net of discounts, and are recognized when goods are shipped and title has passed. To the extent products are required to meet customer specifications, such products are subject to technical and quality tests that are designed to ensure compliance prior to shipment.

Under the Company’s standard terms and conditions, which are mainly Free On Board shipping point, title and risk of loss are transferred to the customer at the time the product is delivered to the customer’s freight forwarder.

Revenue related to camera modules (“CCMs”) shipments to certain telecommunication customers in the PRC is recognized upon notarized acceptance of the product by the customer.

Revenue related to the provision of assembly services is recognized upon the completion of such services and delivery of the related product using the same criteria of SAB No. 104 stated above.

Deposits or advance payments from customers prior to delivery and passage of title of merchandise are recorded as customer deposits.

Revenue related to the provision of tooling income is recognized upon the completion of such services and delivery of the related product using the same criteria of SAB No. 104 stated above.

In accordance with the relevant tax laws in the PRC, value-added tax is levied on the invoiced value of sales of goods and is payable by the purchaser. Revenue is recognized net of all value-added tax imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions.

Advertising Costs
(n)	Advertising costs

Advertising costs represent costs relating to promotional activities intended to stimulate, directly or indirectly, a customer’s purchase of goods, and are charged to the consolidated statement of operations and comprehensive income as incurred and are included in “Selling, general and administrative expenses” (“SG&A”). Advertising expenses were US$231,171, US$81,098 and US$99,130 from continuing operations for the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Whereas, nil, US$1,754 and US$2,279 were from discontinued operations for the fiscal years ended March 31, 2013, 2012 and 2011, respectively.

Design and Development Costs
(o)	Design and development costs

Design and development costs primarily relate to the cost of samples and prototypes and salaries of our engineers. The Company expenses all design and development costs when incurred. Included in the SG&A expenses line item in the consolidated statement of operations and comprehensive income were design and development costs of US$820,649, US$620,768 and US$870,616 from continuing operations (from discontinued operations 2013: nil, 2012: US$106,190 and 2011: US$216,618) for the fiscal years ended March 31, 2013, 2012 and 2011, respectively.

Shipping and Handling Costs
(p)	Shipping and handling costs

In accordance with FASB ASC 605 “Revenue Recognition”, shipping and handling fees billed to customers are included in net sales in the consolidated statement of operations and comprehensive income. Any shipping and handling costs incurred by the Company associated with the sale of products are included in SG&A on the face of the consolidated statement of operations and comprehensive income. During the fiscal years ended March 31, 2013, 2012 and 2011, shipping and handling costs charged to SG&A were US$327,795, US$217,368 and US$146,608 from continuing operations (from discontinued operations 2013: nil, 2012: US$722,371 and 2011: US$730,807), respectively.

Any inbound freight charges, receiving, inspection, warehousing and internal transfer costs incurred by the Company are expensed as cost of goods sold. During the fiscal years ended March 31, 2013, 2012 and 2011, inbound freight costs charged to cost of goods sold were US$21,434, US$20,922 and US$32,566 from continuing operations (from discontinued operations 2013: nil, 2012: US$70,279 and 2011: US$9,781), respectively. Other related costs are included in manufacturing overheads.

Foreign Currencies
(q)	Foreign currencies

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of operations and comprehensive income.

The functional currency of Global-Tech is the U.S. Dollar (“US$”). The financial statements of all subsidiaries are translated in accordance with FASB ASC 830 “Foreign Currency Matters”. All assets and liabilities are translated at the rates of exchange ruling at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income or loss.

Income Taxes
(r)	Income taxes

Deferred income taxes are provided using the asset and liability method in accordance FASB ASC 740 “Income taxes”. Under this method, deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of operations and comprehensive income.

The Company records its possible interest and penalties due to any potential underpayment of income taxes, if and when required, in interest expense and other expenses, respectively.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries. The Company intends to permanently reinvest foreign subsidiaries’ earnings.

Stock Compensation Expense
(s)	Stock compensation expense

The Company adopted FASB ASC 718 “Compensation-Stock Compensation”, and related interpretations in accounting for its employee share-based payment transactions. Accordingly, stock compensation cost is measured at the date of grant and estimated using the option pricing model. Stock issued to an employee as compensation is measured at fair value based on the grant date quoted market price. The compensation cost for share-based awards with service conditions is amortized over the vesting period of the awards using the straight-line method provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant date fair value of the award that is vested at that date.

The Company accounts for stock options granted to a counterparty other than an employee in accordance with FASB ASC 505 “Equity”. Fair value of the equity instruments is recognized on the measurement date which is the earlier of (i) a commitment for performance by the counterparty to earn the equity instruments being reached or (ii) the counterparty’s performance being completed.

Retirement Costs
(t)	Retirement costs

Retirement cost contributions relating to defined contribution plans are made based on a percentage of the relevant employees’ salaries and are included in the consolidated statement of operations and comprehensive income as they become payable. The assumptions used in calculating the obligation for retirement cost contributions depend on the local economic environment, interpretations and practices in respect thereof.

Operating Leases
(u)	Operating leases

Leases where substantially all the rewards and risks of ownership remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessors are charged to the consolidated statement of operations and comprehensive income on a straight-line basis over the period of the relevant leases.

Assets leased out under operating leases are included in “Property, plant and equipment” in the consolidated balance sheet. They are depreciated over the expected useful lives on a basis consistent with similar owned items of property, plant and equipment. Rental income (net of any incentives given to lessees) is recognized on a straight-line basis over the lease terms.

Earnings (Loss) Per Share
(v)	Earnings (loss) per share

Basic earnings or loss per share of common stock is computed by dividing the net income or loss available to common shareholders for the year by the weighted average number of shares of common stock outstanding during the year.

Diluted earnings or loss per share of common stock reflects the potential dilution that could occur if securities or other contracts/arrangements to issue shares of common stock were exercised or converted into shares of common stock. Common equivalent shares, comprised of incremental shares of common stock issuable upon the exercise of stock options, are included in diluted earnings or loss per share if they have a dilutive effect by application of the treasury stock method.

Treasury Stock
(w)	Treasury stock

The Company accounts for the acquired shares of its own capital stock (“treasury stock”) in accordance with Accounting Research Bulletin (“ARB”) No. 43, Chapter 1B, and Accounting Principles Board Opinion No. 6, “Status of Accounting Research Bulletins”. The cost of the acquired treasury stock is shown as a deduction from shareholders’ equity. Gains on sale of treasury stock not previously accounted for as constructively reissued are credited to additional paid-in capital while losses are charged to additional paid-in capital to the extent that previous net gains from the sale or retirement of the same class of stock are included therein, otherwise the loss is charged to retained earnings/accumulated deficit.

Comprehensive Income (Loss)
(x)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the consolidated change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to shareholders. Total net comprehensive income (loss) includes net income or loss for the year as well as additional other comprehensive income (loss). The Company’s other comprehensive income (loss) consists of the Company’s share of other comprehensive income of jointly-controlled entities, unrealized gains and losses on available-for-sale investments and foreign currency translation adjustments, all recorded net of tax.

Accruals and Loss Contingencies
(y)	Accruals and loss contingencies

The Company makes provision for all loss contingencies when information available prior to the issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and the amount of loss can be reasonably estimated.

For provision or accruals related to litigation, social insurance, property tax, etc, the company makes provisions based on information from legal counsel and the best estimation of management. The company assesses the potential liability to be recorded if the contingency loss is probable and the amount of loss can be reasonably estimated. The actual resolution of the contingency may differ from the Company’s estimates. If the contingency was settled for an amount greater than the estimate, a future charge to income would result. Likewise, if the contingency was settled for an amount that is less than our estimates, a future credit to income would result.

Segment Reporting
(z)	Segment reporting

The Company follows FASB ASC 280 “Segment Reporting”. During fiscal 2013, the Company operated and managed its business in three segments. The Company exited the home appliance business in January 2012 and thus the home appliance segment is presented as a discontinued operation. The accounting policies used in its segment reporting are the same as those used in the reporting of its results in the consolidated financial statements.

Warranty Cost
(aa)	Warranty cost

The Company estimates its warranty provision for defective products based on various factors including the likelihood of defects, an evaluation of its quality controls, technical analysis, industry information on comparable companies and its own experience. Based on the above consideration, the Company has accrued for warranty costs of US$403,627 for the year ended March 31, 2013 (2012: US$729,528 and 2011: US$296,410). The basis and the amount of the warranty accrual are reviewed and adjusted periodically based on actual experience.

Government Grants
(ab)	Government grants

Government grants are recognized when received and the stipulated activities are achieved. Such amounts are included in other income in the consolidated statement of operations and comprehensive income.

Retained Earnings and Reserves
(ac)	Retained Earnings and Reserves

The Company’s retained earnings are not restricted as to the payment of dividends except to the extent dictated by prudent business practices. The Company believes that there are no material restrictions, including foreign exchange controls, on the ability of its non-PRC subsidiaries to transfer surplus funds to the Company in the form of cash dividends, loans, advances or purchases. With respect to the Company’s PRC subsidiaries, there are restrictions on the payment of dividends and the distribution of dividends from the PRC. On March 16, 2007, the PRC promulgated the Law of the PRC on Enterprise Income Tax (the “New Law”) by Order No. 63 of the President of the PRC. Please refer to Note 17 for further details of the New Law. The New Law became effective from January 1, 2008. Prior to the enactment of the New Law, when dividends were paid by the Company’s PRC subsidiaries, such dividends would reduce the amount of reinvested profits and accordingly, the refund of taxes paid might be reduced to the extent of tax applicable to profits not reinvested. Subsequent to the enactment of the New Law, due to the removal of tax benefit related to reinvestment of capital in PRC subsidiaries, the Company may not reinvest the profits made by the PRC subsidiaries. Payment of dividends by PRC subsidiaries to foreign investors on profits earned subsequent to January 1, 2008 will also be subject to withholding tax under the New Law. In addition, pursuant to the relevant PRC regulations, a certain portion of the profits made by these subsidiaries must be set aside for future capital investment and are not distributable, and the registered capital of the Company’s PRC subsidiaries are also restricted. Under applicable PRC regulations, foreign-invested enterprises in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. In addition, a foreign-invested enterprise in China is required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year for its general reserves until the cumulative amount of such reserves reaches 50% of its registered capital. These reserves are not distributable as cash dividends. The board of directors of a foreign-invested enterprise has the discretion to allocate a portion of its after-tax profits to staff welfare and bonus funds, which may not be distributed to equity owners except in the event of liquidation. However, the Company believes that such restrictions will not have a material effect on the Company’s liquidity or cash flows.

Statutory Reserves
(ad)	Statutory Reserves

The PRC subsidiaries are required by the relevant laws and regulation to transfer at least 10% of their after-tax profit determined in accordance with the PRC accounting rules and regulations to a statutory surplus reserve until such reserve balance reaches 50% of their registered capital.

The Company transferred US$1,238,361 and Nil out of after-tax income of its PRC subsidiaries to the statutory reserves for the years ended March 31, 2013 and 2012, respectively.

The statutory reserves can only be utilized to offset prior years’ losses or for capitalization as paid-in capital. No distribution of the remaining reserves shall be made other than upon liquidation of the PRC subsidiaries.

Recent Accounting Pronouncements

Recent accounting pronouncements

(i)	In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Asset and Liabilities”, which clarifies the scope of the offsetting disclosures of ASU 2011-11. Both ASUs are effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The Company believes that its adoption of these ASUs will not have any material impact on its consolidated financial statements.

(ii)	In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”, which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, entities are required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail on these amounts. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of ASU 2013-02 does not have any material impact on its consolidated financial statements.

Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Details of Global-Tech's Subsidiaries

Details of Global-Tech’s subsidiaries as of March 31, 2013 were as follows:

Name	Place of incorporation/ registration	Percentage of equity interest attributable to the Company	Principal activities
Global Appliances Holdings Limited	British Virgin Islands	100	Investment holding
Global Display Holdings Limited	British Virgin Islands	100	Investment holding
Kwong Lee Shun Trading Company Limited	Hong Kong	100	Leasing of a property and the rendering of administration and management services
GT Investments (BVI) Limited	British Virgin Islands	100	Investment holding
Consortium Investment (BVI) Limited	British Virgin Islands	100	Investment holding
Global Optics Limited	Hong Kong	100	Trading of raw materials and electronic and optical Components
Dongguan Wing Shing Electrical Products Factory Company Limited (“DWS”)	PRC	100	Provision of cellular phone assembly services
Dongguan Lite Array Company Limited (“DGLAD”)	PRC	100	Developing, manufacturing and marketing of electronic and optical components and provision of cellular phone assembly services
Dongguan Microview Medical Technology Company Limited	PRC	100	Manufacturing of medical instruments
Joke Media Limited	PRC	100	Media services
Global Household Products Limited	Hong Kong	100	Trading of household appliance products
Pentalpha Medical Limited	Hong Kong	100	Inactive
Pentalpha Hong Kong Limited (“Pentalpha”)	Hong Kong	100	Inactive
Global-Tech USA, Inc.	State of Delaware, U.S.A.	100	Provision of consultation services
Global Lite Array (BVI) Limited	British Virgin Islands	76.75	Investment holding
Lite Array, Inc.	State of Delaware, U.S.A.	76.75	Inactive

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Principal Annual Rates Used for Property, Plant and Equipment

The principal annual rates used for this purpose are as follows:

Annual rate
Leasehold improvements	Over the shorter of the lease terms or the estimated useful life
Buildings	4.5%
Plant	4.5%
Machinery	10%
Moulds	20% - 33%
Transportation equipment	15% - 20%
Furniture, fixtures and equipment	15%

Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2013
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	March 31, 2013	March 31, 2012
	US$	US$
Cash on hand and at banks	24,551,490	27,680,158
Money market funds	7,833,886	12,112,575

Total cash and cash equivalents	32,385,376	39,792,733

Available-for-Sale Investments (Tables)	12 Months Ended
Mar. 31, 2013
Investments Debt And Equity Securities [Abstract]
Summary of Available-for-Sale Debt and Equity Securities

The following is a summary of available-for-sale debt and equity securities, which are all non-restricted, as of March 31, 2013 and 2012:

	Cost		Net unrealized gains		Fair values
	2013 US$	2012 US$	2013 US$	2012 US$	2013 US$	2012 US$
Current assets:
Unlisted investments	—	2,000,000	—	—	—	2,000,000
Listed equity securities	3,138	3,138	14,015	2,928	17,153	6,066

	3,138	2,003,138	14,015	2,928	17,153	2,006,066
Non-current assets:
Unlisted investments	1,000,000	1,000,000	45,200	33,800	1,045,200	1,033,800

	1,003,138	3,003,138	59,215	36,728	1,062,353	3,039,866

Accounts and Bills Receivable (Tables)	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Summary of Accounts and Bills Receivable

	March 31, 2013	March 31, 2012
	US$	US$
Accounts receivable	9,673,986	13,318,143
Bills receivable	10,039,622	16,954,919

Accounts and bills receivable	19,713,608	30,273,062

Schedule of Allowance for Doubtful Accounts

	Fiscal years ended
	March 31, 2013	March 31, 2012	March 31, 2011
	US$	US$	US$
Allowance for doubtful accounts:
Balance at beginning of fiscal year	—	768	115,024
Additions	—	—	768
Amount written-off as uncollectible during the fiscal year	—	(768)	(115,024)

Balance at end of fiscal year	—	—	768

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Summary of Inventories

	March 31, 2013	March 31, 2012
	US$	US$
Raw materials	2,791,811	2,716,414
Work in progress	878,718	780,588
Finished goods	1,721,803	1,877,190

	5,392,332	5,374,192

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

	March 31, 2013	March 31, 2012
	US$	US$
Leasehold improvements and buildings	28,511,687	28,102,876
Plant and machinery	35,469,194	34,922,469
Moulds	386,554	386,482
Transportation equipment	1,552,518	1,581,372
Furniture, fixtures and equipment	5,885,172	5,431,091
Construction in progress	2,288,034	4,760

	74,093,159	70,429,050
Less: Accumulated depreciation	(47,564,478)	(48,495,263)

Property, plant and equipment, net	26,528,681	21,933,787

Interests in Jointly-Controlled Entities (Tables)	12 Months Ended
Mar. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Particulars of Jointly-Controlled Entities

Particulars of the jointly-controlled entities are as follows:

Name	Place of incorporation/ registration	Percentage of ownership interest attributable to the Company	Principal activities
Lite Array Holdings Limited	British Virgin Islands	30	Investment holding

Dongguan Litewell (OLED) Technology Limited*	PRC	30	Research and development of OLED equipment

Litewell Technology (HK) Limited*	Hong Kong	30	Design and trading of OLED production equipment and trading of OLED products and corresponding materials

*	Wholly-owned subsidiaries of Lite Array Holdings Limited

Summarized Financial Information of Company's Jointly-Controlled Entities

The following table illustrates the summarized financial information of the Company’s jointly-controlled entities:

As of or for the years ended December 31*

	2012	2011
	US$	US$
Current assets	259,760	331,826
Non-current assets	1,496,549	1,705,652
Current liabilities	(5,164,836)	(4,746,605)
Revenue	4,086	5,219
Operating expenses	(619,669)	(869,179)
Net loss	(703,124)	(553,065)

*	The financial year end date of Lite Array Holdings Limited

Warranty Provision (Tables)	12 Months Ended
Mar. 31, 2013
Product Warranties Disclosures [Abstract]
Summary of Warranty Activity

The Company’s warranty activity during the fiscal years ended March 31, 2013, 2012 and 2011 is summarized below:

	Fiscal years ended
	March 31, 2013	March 31, 2012	March 31, 2011
	US$	US$	US$
Balance at beginning of fiscal year	729,528	296,410	180,151
Additional provision	—	473,551	192,408
Reversal of unutilized amounts	(325,901)	(40,433)	(76,149)

Balance at end of fiscal year	403,627	729,528	296,410

Other Income (Expense), Net (Tables)	12 Months Ended
Mar. 31, 2013
Other Income And Expenses [Abstract]
Summary of Other Income (Expenses), Net

	2013	2012	2011
	US$	US$	US$
Foreign exchange gains (losses), net	23,900	184,706	(549,771)
Gains (Losses) on disposal of property, plant and equipment	463,358	(86,015)	(3,662)
Impairment of property, plant and equipment	—	(1,230,727)	—
Rental income from other third parties	177,556	—	9,886
Management fee received from other third party	—	—	18,641
Reversal (Accrual) for potential tax surcharge, net	(60,622)	46,086	(80,472)
Reversal of compensation for potential litigation	—	500,000	—
Government grants	443,468	439,471	856,372
Sale of scrap materials	213,718	—	—
Others	310,201	69,978	60,056

	1,571,579	(76,501)	311,050

Other Income (Expenses), Net from Continuing and Discontinued Operations	Other income (expenses), net from:

	2013	2012	2011
	US$	US$	US$
Continuing operations	845,806	1,116,279	370,274
Discontinued operations	725,773	(1,192,780)	(59,224)

	1,571,579	(76,501)	311,050

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense

Income tax expense (benefit) consists of:

	2013	2012	2011
	US$	US$	US$
Continuing Operations
Income tax expense (benefit):
Current	(820,039)	1,229,229	110,215
Deferred	(21,861)	(604)	93,907

Income tax expense (benefit) from continuing operations	(841,900)	1,228,625	204,122

	2013	2012	2011
	US$	US$	US$
Discontinued Operations
Income tax expense:
Current	—	25,263	—

Income tax expense from discontinued operations	—	25,263	—

Total income tax expense (benefit)	(841,900)	1,253,888	204,122

Schedule of Reconciliation of Income Tax Expense (Benefit)

The reconciliation of income tax expense (benefit) computed at the Hong Kong statutory income tax rate to the total income (loss) from continuing operations and discontinued operations before income taxes at the effective income tax rate is as follows:

	2013	2012	2011
	US$	US$	US$
Income tax expenses (benefit) at the Hong Kong statutory income tax rate	(480,671)	440,752	(657,339)
Foreign rate differential	30,822	200,857	(69,068)
Non-taxable other income	(386,664)	(294,827)	(79,153)
Non-tax deductible expenses	670,389	1,124,153	554,562
Under (over) provision of tax in prior periods	(1,314,491)	206,387	149,531
Unrecognized (utilized) tax benefits	223,959	569,997	(1,110,579)
Changes in valuation allowance	414,756	(993,431)	1,416,168

Total income tax expense (benefit) at the Company’s effective income tax rate	(841,900)	1,253,888	204,122

Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effective income tax rate	28.9%	46.9%	(5.0%)

Summary of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities as of March 31, 2013 and 2012 comprise the following:

	March 31, 2013	March 31, 2012
	US$	US$
Deferred tax assets:
Impairment of property, plant and equipment	2,031,131	2,097,590
Provision for inventories	196,834	126,016
Provision for warranty	111,903	191,653
Operating losses carried forward	3,418,116	2,770,145

Gross deferred tax assets	5,757,984	5,185,404
Less: Valuation allowance for deferred tax assets	(5,757,984)	(5,185,404)

Net deferred tax assets	—	—

Deferred tax liabilities:
Other temporary differences	—	—
Tax over book depreciation of property, plant and equipment	(5,180)	(27,017)

Total deferred tax liabilities	(5,180)	(27,017)

Summary of Valuation Allowance

	Fiscal years ended
	March 31, 2013	March 31, 2012	March 31, 2011
	US$	US$	US$
Valuation allowance:
Balance at beginning of fiscal year	5,185,404	6,057,516	4,553,687
Additions (reversals)	414,756	(993,431)	1,416,168
Exchange realignment	157,824	121,319	87,661

Balance at end of fiscal year	5,757,984	5,185,404	6,057,516

Schedule of Reconciliation of Movements of Unrecognized Tax Benefits Exclusive of Related Interest and Penalties

A reconciliation of the movements of unrecognized tax benefits under FASB ASC 740 during the fiscal years ended March 31, 2013 and 2012, exclusive of related interest and penalties, is as follows:

	Fiscal years ended
	March 31, 2013	March 31, 2012
	US$	US$
Balance at beginning of fiscal year	9,117,443	7,437,277
Additions based on tax positions related to the current year	799,637	1,946,753
Reduction for tax positions related to prior year	(1,070,199)	(415,227)
Exchange realignment	23,796	148,640

Balance at end of fiscal year	8,870,677	9,117,443

Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Income (Loss) from Discontinued Operations

	2013	2012	2011
	US$	US$	US$
Net Sales	—	53,885,407	43,485,638
Cost of goods sold	—	(44,386,508)	(40,658,730)

Gross profit	—	9,498,899	2,826,908
Selling, general and administrative expenses	—	(6,904,111)	(4,511,573)
Other operating loss	—	—	(31,990)

Operating profit (loss)	—	2,594,788	(1,716,655)
Interest expense, net	—	(2,403)	—
Other income (expense), net	725,773	(1,192,780)	(59,224)
Income tax expenses	—	(25,263)	—

Income (Loss) from discontinued operations	725,773	1,374,342	(1,775,879)

Basic and Diluted Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	2013	2012	2011
	US$	US$	US$
Numerator for basic and diluted earnings (loss) per share:
Income (Loss) from continuing operations	(2,797,032)	42,994	(2,412,120)
Income (Loss) from continuing operations attributable to non-controlling interests	107,958	(6,659)	175,028

Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(2,689,074)	36,335	(2,237,092)
Income (Loss) from discontinued operations	725,773	1,374,342	(1,775,879)

Profit (Loss) attributable to common stockholders	(1,963,301)	1,410,677	(4,012,971)

	Number	Number	Number
Denominator for basic and diluted earnings (loss) per share:
Weighted average number of shares of common stock	3,040,310	3,039,727	3,039,454

	US$	US$	US$
Basic and diluted earnings (loss) per share:
Earnings (Loss) from continuing operations	(0.88)	0.01	(0.74)
Earnings (Loss) from discontinued operations	0.23	0.45	(0.58)

Earnings (Loss) attributable to common stockholder	(0.65)	0.46	(1.32)

Commitments (Tables)	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases as of March 31, 2013 and 2012 were as follows:

	March 31, 2013	March 31, 2012
	US$	US$
Payable:
Within one year	754,386	511,654
Over one year but not exceeding two years	374,706	521,448
Over two years but not exceeding three years	352,478	369,319
Over three years but not exceeding four years	352,478	347,410
Over four years but not exceeding five years	352,478	347,410
Over five years	8,929,433	9,136,892

	11,115,959	11,234,133

Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Payables And Accruals [Abstract]
Schedule of Other Accrued Liabilities

	March 31, 2013	March 31, 2012
	US$	US$
Accrued expenses	2,241,659	2,587,698
Other tax payable	997,001	2,189,302
Land use right payable – operating lease	784,400	793,301
Other payables for procuring materials for customers	5,194,086	—
Other payable	426,492	1,067,550

	9,643,638	6,637,851

Segment Information (Tables)	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Operating Financial Information of Four Reportable Segments
The following table provides operating financial information for the four reportable segments:

	Home Appliances#	Electronic Components	EMS	Others	Corporate	Combined
	US$	US$	US$	US$	US$	US$
As of or for the fiscal year ended March 31, 2013
Revenues from external customers	—	65,188,724	14,256,314	1,638,346	—	81,083,384

Capital expenditure	—	6,484,577	767,186	358,813	3,055	7,613,631
Interest income	—	—	—	—	839,557	839,557
Interest expense	—	(109,749)	—	—	774,358	664,609
Depreciation and amortization	—	554,337	1,336,208	223,915	1,328,267	3,442,727
Segment profit (loss)	725,773	3,687,547	(3,314,836)	(1,182,894)	(1,878,891)	(1,963,301)
Total assets	34	29,618,065	16,203,482	1,114,654	61,289,608	108,225,843
As of or for the fiscal year ended March 31, 2012
Revenues from external customers	53,885,407	54,431,519	14,439,926	781,260	—	123,538,112

Capital expenditure	240,763	226,277	273,926	73,281	—	814,247
Interest income	—	—	—	—	377,074	377,074
Interest expense	(2,403)	(104,517)	—	321	(177,401)	(284,000)
Depreciation and amortization	1,522,962	594,746	1,268,736	76,809	98,577	3,561,830
Segment profit (loss)	1,374,342 *	2,885,762	221,655	(640,020)	(2,431,062)	1,410,677
Total assets	313,033	34,554,319	11,614,176	739,106	61,819,375	109,040,009
As of or for the fiscal year ended March 31, 2011
Revenues from external customers	43,485,638	42,621,597	14,742,075	105,194	—	100,954,504

Capital expenditure	217,028	807,077	3,598,918	40,345	—	4,663,368
Interest income	—	—	—	—	498,837	498,837
Interest expense	—	(268,219)	(2,604)	—	308,173	37,350
Depreciation and amortization	1,599,996	557,353	971,836	62,690	140,261	3,332,136
Segment profit (loss)	(1,775,879)	1,400,572	(695,296)	(960,777)	(1,981,591)	(4,012,971)
Total assets	22,234,345	23,809,159	15,066,413	703,412	58,122,805	119,936,134

#	As discussed in note 18, the Home Appliance segment was discontinued on January 15, 2012. The results of the operations has been classified as discontinued operations on the face of the consolidated statement of operations and comprehensive income.
*	An impairment loss of US$1,230,727 was recognized in the consolidated statement of operations and comprehensive income for machinery that was used in the operation of the Home Appliances segment in 2012. No impairment loss was recognized in 2013 and 2011.

Net Sales Including Net Sales of Discontinued Operations by Geographic Area
Net sales including net sales of discontinued operations by geographic area based on the location of customers are as follows:

	2013	2012	2011
	US$	US$	US$
Australia	533,077	501,665	562,066
Europe	326,298	4,469,428	3,213,506
North America	49,423	47,969,847	38,808,728
Asia	80,174,586	70,596,126	58,360,791
Other regions	—	1,046	9,413

	81,083,384	123,538,112	100,954,504

Net Sales Including Net Sales of Discontinued Operations by Product/Service Type
Net sales including net sales of discontinued operations by product/service type

	2013	2012	2011
	US$	US$	US$
Floor care products	—	51,056,019	40,013,087
Kitchen appliances	533,077	755,607	1,081,498
CCMs	63,913,523	53,094,225	41,592,838
Cellular phone assembly services	14,256,314	14,439,927	14,648,779
Others	2,380,470	4,192,334	3,618,302

	81,083,384	123,538,112	100,954,504

Schedule of Long-Lived Assets
Long-lived assets*

	March 31, 2013	March 31, 2012
	US$	US$
Hong Kong	150,734	210,800
Mainland China	29,404,484	24,806,115

	29,555,218	25,016,915

*	Long-lived assets represent land use rights and property, plant and equipment.

Schedule of Net Sales from Major Customers

Customers accounting for 10% or more of the Company’s combined net sales are as follows:

	2013	2012	2011
	US$	US$	US$
From continuing operations:
ZTE Corporation (“ZTE”)	9,011,148	24,227,414	8,797,843
Shenzhen Tinno Mobile Technology Co. Ltd. (“Tinno”)	8,636,784	13,018,044	13,677,827
Lenovo Mobile Communication Technology Ltd. (“Lenovo”)	26,799,405	11,698,569	12,712,077
Dongguan Huabel Electronic Technology Co. Ltd. (“Huabel”)	9,799,379	5,245	109
From discontinued operations:
Electrolux S.A. and subsidiaries (“Electrolux”)	—	52,339,623	42,006,085

Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Investments All Other Investments [Abstract]
Summary of Carrying Values and Estimated Fair Values of Company's Financial Assets and Liabilities

The following table sets forth the carrying values and estimated fair values of the Company’s financial assets and liabilities recognized as of March 31, 2013 and 2012. There were no material unrecognized financial assets and liabilities as of March 31, 2013 and 2012.

	Carrying value		Fair value
	2013	2012	2013	2012
	US$	US$	US$	US$
Current financial assets:
Cash and cash equivalents	32,385,376	39,792,733	32,385,376	39,792,733
Restricted cash	14,592,289	4,546,062	14,592,289	4,546,062
Available-for-sale investments	17,153	2,006,066	17,153	2,006,066
Accounts and bills receivable	19,713,608	30,273,062	19,713,608	30,273,062
Financial assets included in deposits and other assets	3,846,653	401,815	3,846,653	401,815
Amount due from a related party	18,841	11,798	18,841	11,798

	70,573,920	77,031,536	70,573,920	77,031,536
Non-current financial assets:
Available-for-sale investments	1,045,200	1,033,800	1,045,200	1,033,800

Total financial assets	71,619,120	78,065,336	71,619,120	78,065,336

	Carrying value		Fair value
	2013	2012	2013	2012
	US$	US$	US$	US$
Current financial liabilities:
Short term bank loans	4,826,241	4,000,000	4,826,241	4,000,000
Accounts payable	7,134,526	8,163,510	7,134,526	8,163,510
Accrued salaries, allowances and other employee benefits	4,367,642	3,102,335	4,367,642	3,102,335
Other accrued liabilities	9,643,638	6,637,851	9,643,638	6,637,851

Total financial liabilities	25,972,047	21,903,696	25,972,047	21,903,696

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis as of March 31, 2013 and 2012 are summarized below:

	Fair Value Measurements
	March 31, 2013	March 31, 2012
	Quoted prices in active markets for identical assets
	US$	US$
Assets
Level 1:
Available-for-sale investments:
Listed equity securities	17,153	6,066
Level 2:
Available-for-sale investments:
Unlisted investments	1,045,200	3,033,800

Total financial assets measured at fair value	1,062,353	3,039,866

Stock Compensation (Tables)	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Changes in Outstanding Options

Changes in outstanding options under both the 1997 Plan, the 2005 Plan and the Omnibus Plan during the fiscal years ended March 31, 2013, 2012 and 2011 are as follows:

	2013
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	339,701	8.99 – 30.56	17.66	3.96	—
Granted	86,000	4.75	4.75
Expired	—	—	—
Exercised	—	—	—
Forfeited	(5,950)	15.60 – 30.56	21.26

Outstanding, at end of fiscal year	419,751	4.75 – 30.56	14.96	4.28	—

Vested and expected to be vested at March 31, 2013	419,751	4.75 – 30.56	14.96	4.28	—

Exercisable, at end of fiscal year	369,752	4.75 – 30.56	13.41	4.60

Changes in outstanding options under both the 1997 Plan and the 2005 Plan during the fiscal years ended March 31, 2013, 2012 and 2011 are as follows: (continued)

	2012
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	423,118	8.99-30.56	18.00	4.01	—
Granted	—	—	—
Expired	(82,167)	19.00-25.00	19.22
Exercised	—	—	—
Forfeited	(1,250)	25.00-30.56	29.45

Outstanding, at end of fiscal year	339,701	8.99-30.56	17.66	3.96	—

Vested and expected to be vested at March 31, 2012	339,701	8.99-30.56	17.66	3.96	—

Exercisable, at end of fiscal year	287,452	8.99-30.56	16.06	4.17

	2011
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	403,118	13.20-30.56	18.44	4.78	—
Granted	20,000	8.99	8.99
Expired	—	—	—
Exercised	—	—	—
Forfeited	—

Outstanding, at end of fiscal year	423,118	8.99-30.56	18.00	4.01	—

Vested and expected to be vested at March 31, 2011	423,118	8.99-30.56	18.00	4.01	—

Exercisable, at end of fiscal year	365,369	8.99-30.56	16.90	3.94

Schedule of Changes in Stock Grants

Changes in stock grants during the fiscal years ended March 31, 2013, 2012 and 2011 are as follows:

	2013		2012		2011
	Stock	Weighted average grant-date fair value	Stock	Weighted average grant-date fair value	Stock	Weighted average grant-date fair value
		US$		US$		US$
Non-vested, at beginning of fiscal year	750	10,380	750	10,380	1,500	20,760
Granted	—	—	—	—	—	—
Vested	(750)	10,380	—	—	(750)	10,380

Non-vested, at end of fiscal year	—	—	750	10,380	750	10,380

Summary of Options by Exercise Price Range

Further details relating to the options granted under the 1997 Plan, the 2005 Plan and the Omnibus Plan that are outstanding as of March 31, 2013 are as follows:

	Options outstanding as of March 31, 2013			Options exercisable as of March 31, 2013
Number of options	Range of exercise price per option	Weighted average remaining contractual life	Weighted average exercise price per option	Number of options	Weighted average exercise price per option
	US$ (per share)	(years)	US$ (per share)		US$ (per share)
86,000	4.75	9.31	4.75	82,250	4.75
20,000	8.99	6.70	8.99	15,000	8.99
248,251	13.20 – 15.60	3.29	14.87	248,251	14.87
65,500	30.40 – 30.56	0.70	30.55	24,251	30.54

419,751				369,752

Summary of Fair Value of Options Granted

The fair value of the options granted was estimated on the date of grant using the following assumptions:

	2013	2012	2011
Risk-free Interest Rate	0.97% -1.50%	—	3.45%
Expected Dividend Yield	0%	—	0%
Expected Option Life	7 – 10 years	—	7 years
Expected Stock Price Volatility	53.28% - 58.71%	—	59.00%

Condensed Financial Information of Global-Tech (Tables)	12 Months Ended
Mar. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

The following is the condensed financial information of Global-Tech on a stand-alone basis:

Balance sheets

	March 31, 2013	March 31, 2012
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	19,405,865	21,984,305
Available-for-sale investments	—	2,000,000
Prepaid expenses	46,903	43,210
Deposits and other assets	40,087	24,723

Total current assets	19,492,855	24,052,238
Interests in subsidiaries	55,812,262	55,206,077
Available-for-sale investments	1,045,200	1,033,800

Total assets	76,350,317	80,292,115

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other accrued liabilities	92,114	201,483

Total liabilities	92,114	201,483

Shareholders’ equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,230,814 and 3,229,314 shares issued as of March 31, 2013 and 2012	129,233	129,173
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued	—	—
Additional paid-in capital	85,053,402	84,786,226
Statutory reserves	1,238,361	—
Accumulated deficit	(15,932,941)	(9,690,526)
Accumulated other comprehensive income	10,709,740	9,697,445
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2013 and 2012	(4,663,321)	(4,663,321)

Total Global-Tech Advanced Innovations Inc. shareholders’ equity	76,534,474	80,258,997
Non-controlling interests	(276,271)	(168,365)

Total equity	76,258,203	80,090,632

Total liabilities and shareholders’ equity	76,350,317	80,292,115

Condensed Statements of Operations and Comprehensive Income

Statements of operations and comprehensive income

	Fiscal years ended March 31,
	2013	2012	2011
	US$	US$	US$
Net sales	—	—	—
Cost of goods sold	—	—	—

Gross profit	—	—	—
Selling, general and administrative expenses	(1,071,502)	(1,158,531)	(1,252,554)

Operating loss	(1,071,502)	(1,158,531)	(1,252,554)
Interest income, net	344,582	35,349	29,831
Equity in profits (losses) of subsidiaries	(484,185)	1,923,914	(2,155,198)
Other income (expense), net	(752,196)	609,945	(635,050)

Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(1,963,301)	1,410,677	(4,012,971)
Other comprehensive income
Foreign currency translation adjustments	989,800	2,278,213	2,304,178
Release of unrealized loss on available-for-sale investments, net of income tax of nil, upon disposal	—	—	1,877
Unrealized gain on available-for-sale investments, net of income tax of nil	22,495	24,600	11,092
Unrealized loss on available-for-sale investments, net of income tax of nil	—	(643)	—

Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(951,006)	3,712,847	(1,695,824)

Condensed Statements of Cash Flows

Statements of cash flows

	Fiscal years ended March 31,
	2013	2012	2011
	US$	US$	US$
Cash flows from operating activities:
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(1,963,301)	1,410,677	(4,012,971)
Adjustments to reconcile net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	258,128	34,121	470,139
Shares issued to an employee	9,108	—	1,969
Equity in losses (profits) of subsidiaries	484,185	(1,923,914)	2,155,198
Interest received from available-for-sale investments	—	(13)	—
Changes in operating assets and liabilities:
Prepaid expenses	(3,693)	(2,582)	3,465
Deposits and other assets	(15,364)	4,969	(3,769)
Other accrued liabilities	(109,369)	(26,324)	(7,591)

Net cash used in operating activities	(1,340,306)	(503,066)	(1,393,560)

Cash flows from investing activities:
Purchases of available-for-sale investments	—	(8,999,987)	(3,000,000)
Proceeds from disposal of available-for-sale investments	2,000,000	9,000,000	15,986,532
Repayment of amounts due from (advances to) subsidiaries, net	910,372	13,091,819	(639,128)
Capital injection into subsidiaries	(1,107,753)	(1,732,162)	(1,858,931)

Net cash provided by investing activities	1,802,619	11,359,670	10,488,473

Cash flows from financing activities:
Cash dividend paid	(3,040,753)	—	—

Net cash used in financing activities	(3,040,753)	—	—

Net increase (decrease) in cash and cash equivalents	(2,578,440)	10,856,604	9,094,913
Cash and cash equivalents at beginning of fiscal year	21,984,305	11,127,701	2,032,788

Cash and cash equivalents at end of fiscal year	19,405,865	21,984,305	11,127,701

Organization and Principal Activities - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 10, 2008	Mar. 31, 2009	Mar. 31, 2013	Mar. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Reverse stock split of common stock issued and outstanding	4-for-1	4-for-1
Common stock, shares authorized		12,500,000	12,500,000	12,500,000
Preferred stock, shares authorized		250,000	250,000	250,000

Subsidiaries - Details of Global-Tech's Subsidiaries (Detail)	12 Months Ended
Mar. 31, 2013
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	20.00%
Global Appliances Holdings Limited [Member] | British Virgin Islands [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Global Display Holdings Limited [Member] | British Virgin Islands [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Kwong Lee Shun Trading Company Limited [Member] | Hong Kong [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Leasing of a property and the rendering of administration and management services
GT Investments (BVI) Limited [Member] | British Virgin Islands [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Consortium Investment (BVI) Limited [Member] | British Virgin Islands [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Global Optics Limited [Member] | Hong Kong [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Trading of raw materials and electronic and optical Components
Dongguan Wing Shing Electrical Products Factory Company Limited ("DWS") [Member] | PRC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Provision of cellular phone assembly services
Dongguan Lite Array Company Limited ("DGLAD") [Member] | PRC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Developing, manufacturing and marketing of electronic and optical components and provision of cellular phone assembly services
Dongguan Microview Medical Technology Company Limited [Member] | PRC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacturing of medical instruments
Joke Media Limited [Member] | PRC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Media services
Global Household Products Limited [Member] | Hong Kong [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Trading of household appliance products
Pentalpha Medical Limited [Member] | Hong Kong [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Inactive
Pentalpha Hong Kong Limited ("Pentalpha") [Member] | Hong Kong [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Inactive
Global-Tech USA, Inc. [Member] | UNITED STATES
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Provision of consultation services
Global Lite Array (BVI) Limited [Member] | British Virgin Islands [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	76.75%
Principal activities	Investment holding
Lite Array, Inc. [Member] | UNITED STATES
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	76.75%
Principal activities	Inactive

Subsidiaries - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
MasterWerke Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Disposal date of business	May 2, 2012
Global Digital Imaging Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Disposal date of business	May 8, 2012
Global Rich Innovation Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Disposal date of business	Feb 26, 2013
Global Auto Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Disposal date of business	Feb 28, 2013
Wing Shing Overseas Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Disposal date of business	May 28, 2013

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended
	Mar. 31, 2013 Segment	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Continuing Operations [Member]	Mar. 31, 2012 Continuing Operations [Member]	Mar. 31, 2011 Continuing Operations [Member]	Mar. 31, 2013 Discontinued Operations [Member]	Mar. 31, 2012 Discontinued Operations [Member]	Mar. 31, 2011 Discontinued Operations [Member]
Schedule Of Significant Accounting Policies [Line Items]
Company's investment ownership percentage	20.00%
Advertising expenses						$ 231,171	$ 81,098	$ 99,130		$ 1,754	$ 2,279
Design and development costs						820,649	620,768	870,616		106,190	216,618
Shipping and handling costs						327,795	217,368	146,608		722,371	730,807
Inbound freight costs						21,434	20,922	32,566		70,279	9,781
Number of business segments	3
Warranty costs accrued	403,627	729,528	296,410	180,151
Minimum percentage of after tax profit set aside for general reserve	10.00%
Percentage of cumulative general reserve that of registered capital	50.00%
Minimum percentage of after tax profit set aside for statutory surplus reserve					10.00%
Percentage of statutory surplus reserve that of registered capital	50.00%
After tax income transferred to statutory reserve	$ 1,238,361

Summary of Significant Accounting Policies - Principal Annual Rates Used for Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2013
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Over the shorter of the lease terms or the estimated useful life
Buildings [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	4.50%
Plant [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	4.50%
Machinery [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	10.00%
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	15.00%
Minimum [Member] | Moulds [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	20.00%
Minimum [Member] | Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	15.00%
Maximum [Member] | Moulds [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Maximum [Member] | Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	20.00%

Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash And Cash Equivalents [Abstract]
Cash on hand and at banks	$ 24,551,490	$ 27,680,158
Money market funds	7,833,886	12,112,575
Total cash and cash equivalents	$ 32,385,376	$ 39,792,733	$ 19,205,184	$ 24,808,596

Cash and Cash Equivalents - Additional Information (Detail)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2013 PRC Subsidiaries [Member] USD ($)	Mar. 31, 2013 PRC Subsidiaries [Member] CNY	Mar. 31, 2012 PRC Subsidiaries [Member] USD ($)	Mar. 31, 2012 PRC Subsidiaries [Member] CNY	Mar. 31, 2013 PRC Subsidiaries [Member] RMB Original Denomination [Member] USD ($)	Mar. 31, 2013 PRC Subsidiaries [Member] RMB Original Denomination [Member] CNY	Mar. 31, 2012 PRC Subsidiaries [Member] RMB Original Denomination [Member] USD ($)	Mar. 31, 2012 PRC Subsidiaries [Member] RMB Original Denomination [Member] CNY
Cash and Cash Equivalents [Line Items]
Cash on hand and at banks	$ 24,551,490	$ 27,680,158	$ 9,911,137	61,563,027	$ 8,511,175	53,638,273	$ 9,097,642	56,510,003	$ 8,444,783	53,219,866

Restricted Cash - Additional Information (Detail)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY
Cash And Cash Equivalents [Abstract]
Restricted cash	$ 14,592,289	90,640,000	$ 4,546,062	28,649,739

Available-for-Sale Investments - Summary of Available-for-Sale Debt and Equity Securities (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 3,138	$ 2,003,138
Net unrealized gains	14,015	2,928
Fair values	17,153	2,006,066
Non-Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,003,138	3,003,138
Net unrealized gains	59,215	36,728
Fair values	1,062,353	3,039,866
Unlisted Investments, Current [Member] | Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		2,000,000
Net unrealized gains
Fair values		2,000,000
Listed Equity Securities [Member] | Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	3,138	3,138
Net unrealized gains	14,015	2,928
Fair values	17,153	6,066
Unlisted Investments, Non-Current [Member] | Non-Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,000,000	1,000,000
Net unrealized gains	45,200	33,800
Fair values	$ 1,045,200	$ 1,033,800

Available-for-Sale Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Amortized Cost And Fair Value Debt Securities [Abstract]
Total investments	$ 2,235	$ 2,335
Unrealized loss on investments	(1,839)	(1,952)
Unlisted investments maturity term	2 years
Gross unrealized gain on securities	61,054	38,680	14,676
Gross unrealized loss on securities	1,839	1,952	1,913
Proceeds from disposal of available-for-sale investments	$ 2,000,000	$ 9,000,000	$ 15,986,532

Accounts and Bills Receivable - Summary of Accounts and Bills Receivable (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Receivables [Abstract]
Accounts receivable	$ 9,673,986	$ 13,318,143
Bills receivable	10,039,622	16,954,919
Accounts and bills receivable	$ 19,713,608	$ 30,273,062

Accounts and Bills Receivable - Schedule for Allowance for Doubtful Accounts (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for doubtful accounts:
Balance at beginning of fiscal year		$ 768	$ 115,024
Additions			768
Amount written-off as uncollectible during the fiscal year		(768)	(115,024)
Balance at end of fiscal year			$ 768

Inventories - Summary of Inventories (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 2,791,811	$ 2,716,414
Work in progress	878,718	780,588
Finished goods	1,721,803	1,877,190
Inventories	$ 5,392,332	$ 5,374,192

Inventories - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Inventory Disclosure [Line Items]
Write-down of inventories to fair market value	$ 867,312	$ 932,848	$ 405,313
Discontinued Operations [Member]
Inventory Disclosure [Line Items]
Write-down of inventories to fair market value		$ 548,293	$ 42,004

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Related Party Transaction [Line Items]
Annual motor car rental expenses	$ 57,245	$ 57,068	$ 57,129
Annual real estate rental expenses	346,662	451,507	713,103
Directors [Member]
Related Party Transaction [Line Items]
Annual real estate rental expenses related to housing allowances	$ 239,811	$ 318,743	$ 478,635
Number of directors as related party	1	2	2

Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 74,093,159	$ 70,429,050
Less: Accumulated depreciation	(47,564,478)	(48,495,263)
Property, plant and equipment, net	26,528,681	21,933,787
Leasehold Improvements and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28,511,687	28,102,876
Plant and Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	35,469,194	34,922,469
Moulds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	386,554	386,482
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,552,518	1,581,372
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,885,172	5,431,091
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,288,034	$ 4,760

Property, Plant and Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013 Buildings	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Aggregate net book values	$ 26,528,681	$ 21,933,787
Land use rights, expiration date	August 6, 2043
Total number of buildings	40
Depreciation	3,342,484	1,940,518	1,638,360
Loss on disposal of property, plant and equipment	(43,311)	(86,015)	(3,662)
Property, Plant and Equipment, Additions	7,613,631	814,247	4,663,368
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Impairment losses	0	1,230,727	0
Depreciation		1,522,962	1,599,996
Loss on disposal of property, plant and equipment	506,669
Buildings [Member]
Property, Plant and Equipment [Line Items]
Aggregate net book values	13,976	14,899
Manufacturing Facilities [Member]
Property, Plant and Equipment [Line Items]
Aggregate net book values	9,987,761	11,105,383
Ownership Certificates [Member]
Property, Plant and Equipment [Line Items]
Total number of buildings	29
Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment losses		$ 1,230,727

Land Use Rights, Net - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Aug. 26, 2006 sqm	Mar. 31, 2013 USD ($) sqm	Mar. 31, 2013 CNY	Dec. 31, 2008 USD ($)	Dec. 31, 2008 CNY
Leases [Abstract]
Total area of land occupied under operating lease	45,208	207,300	207,300
Vacated portion of land occupied under operating lease	13,698
Remaining portion of land to be used under operating lease	31,510
Monthly fees paid to local government		$ 31,079	193,048	$ 9,039	59,248
Portion of land use rights certificates obtained		183,900	183,900
Land use rights, expiration date		August 6, 2043	August 6, 2043

Interests in Jointly- Controlled Entities - Additional Information (Detail)	12 Months Ended
Mar. 31, 2007
Noncontrolling Interest [Abstract]
Percentage of disposed equity interest	70.00%
Common stock retained	2,400,000
Equity interest in common stock	30.00%

Interests in Jointly- Controlled Entities - Particulars of Jointly-Controlled Entities (Detail)	12 Months Ended
Mar. 31, 2013
Lite Array Holdings Limited [Member] | British Virgin Islands [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest attributable to the Company	30.00%
Principal activities	Investment holding
Dongguan Litewell (OLED) Technology Limited [Member] | PRC [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest attributable to the Company	30.00%
Principal activities	Research and development of OLED equipment
Litewell Technology (HK) Limited [Member] | Hong Kong [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership interest attributable to the Company	30.00%
Principal activities	Design and trading of OLED production equipment and trading of OLED products and corresponding materials

Interests in Jointly- Controlled Entities - Summarized Financial Information of Company's Jointly-Controlled Entities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012
Noncontrolling Interest [Abstract]
Current assets	$ 259,760	$ 331,826	$ 77,345,279	$ 82,922,677
Non-current assets	1,496,549	1,705,652
Current liabilities	(5,164,836)	(4,746,605)	(31,962,460)	(28,922,360)
Revenue	4,086	5,219
Operating expenses	(619,669)	(869,179)
Net loss	$ (703,124)	$ (553,065)

Warranty Provision - Additional Information (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Guarantees [Abstract]
Warranty provisions accrued liabilities	$ 403,627	$ 729,528	$ 296,410	$ 180,151

Warranty Provision - Summary of Warranty Activity (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Guarantees [Abstract]
Balance at beginning of fiscal year	$ 729,528	$ 296,410	$ 180,151
Additional provision		473,551	192,408
Reversal of unutilized amounts	(325,901)	(40,433)	(76,149)
Balance at end of fiscal year	$ 403,627	$ 729,528	$ 296,410

Short Term Bank Loans and Banking Facilities - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2013 Hong Kong [Member] USD ($)	Mar. 31, 2013 Hong Kong [Member] HKD	Mar. 31, 2012 Hong Kong [Member] USD ($)	Mar. 31, 2012 Hong Kong [Member] HKD	Mar. 31, 2013 PRC [Member] USD ($)	Mar. 31, 2013 PRC [Member] CNY
Credit Facilities [Line Items]
Amount deposited with bank under security agreement			$ 1,288,244	10,000,000
Credit facilities with number of banks	15,880,533	4,309,111	1,288,244	10,000,000	309,111	2,400,000
Banking facilities utilized amount	4,826,241	4,000,000	4,827,607	10,599	4,001,093	8,488
Banking Facilities unutilized amount			$ 1,286,878	9,989,401	$ 308,018	2,391,512	$ 9,766,048	60,661,802
Weighted average interest rate on bank loans	0.48%	1.02%
Average maturity period on bank loans	189 days	87 days

Share Capital - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 10, 2008	Mar. 31, 2009	Mar. 31, 2013 Vote	Mar. 31, 2012
Equity [Abstract]
Number of votes under common stock			1
Common stock, shares authorized		12,500,000	12,500,000	12,500,000
Preferred stock, shares authorized		250,000	250,000	250,000
Conversion of common stock		Every four shares of common stock of Global-Tech issued and outstanding as of the Effective Date were consolidated into one share of post-reverse split common stock
Reverse stock split of common stock issued and outstanding	4-for-1	4-for-1

Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Income And Expenses [Abstract]
Foreign exchange gains (losses), net	$ 23,900	$ 184,706	$ (549,771)
Gains (Losses) on disposal of property, plant and equipment	463,358	(86,015)	(3,662)
Impairment of property, plant and equipment		(1,230,727)
Rental income from other third parties	177,556		9,886
Management fee received from other third party			18,641
Reversal (Accrual) for potential tax surcharge, net	(60,622)	46,086	(80,472)
Reversal of compensation for potential litigation		500,000
Government grants	443,468	439,471	856,372
Sale of scrap materials	213,718
Others	310,201	69,978	60,056
Other Income (Expenses), Net	$ 1,571,579	$ (76,501)	$ 311,050

Other Income (Expenses), Net - Other Income (Expenses), Net from Continuing and Discontinued Operations (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Other income (expense), net	$ 1,571,579	$ (76,501)	$ 311,050
Continuing Operations [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income (expense), net	845,806	1,116,279	370,274
Discontinued Operations [Member]
Component of Operating Other Cost and Expense [Line Items]
Other income (expense), net	$ 725,773	$ (1,192,780)	$ (59,224)

Income Taxes - Additional Information (Detail)	12 Months Ended							12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2013 FASB ASC 740 [Member] USD ($)	Mar. 31, 2012 FASB ASC 740 [Member] USD ($)	Mar. 31, 2013 Hong Kong Tax Authority [Member] USD ($)	Mar. 31, 2013 Hong Kong Tax Authority [Member] HKD	Mar. 31, 2013 Other Income [Member] Hong Kong Tax Authority [Member] USD ($)	Mar. 31, 2013 Other Income [Member] Hong Kong Tax Authority [Member] HKD	Mar. 31, 2013 Interest Income [Member] Hong Kong Tax Authority [Member] USD ($)	Mar. 31, 2013 Interest Income [Member] Hong Kong Tax Authority [Member] HKD	Mar. 31, 2013 Hong Kong Subsidiary [Member]	Mar. 31, 2012 Hong Kong Subsidiary [Member]	Mar. 31, 2011 Hong Kong Subsidiary [Member]	Mar. 31, 2013 Dongguan Lite Array Company Limited [Member]	Mar. 31, 2013 Dongguan Lite Array Company Limited [Member] Prior to December 31, 2008 [Member]	Mar. 31, 2013 Dongguan Wing Shing Electrical Products Factory Company Limited [Member] Unified Enterprise Income Tax Law [EIT] [Member]	Mar. 31, 2012 Dongguan Wing Shing Electrical Products Factory Company Limited [Member] Unified Enterprise Income Tax Law [EIT] [Member]	Mar. 31, 2011 Dongguan Wing Shing Electrical Products Factory Company Limited [Member] Unified Enterprise Income Tax Law [EIT] [Member]	Mar. 31, 2013 Dongguan Wing Shing Electrical Products Factory Company Limited [Member] Prior to December 31, 2008 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Rate of income tax of subsidiaries	28.90%	46.90%	(5.00%)									16.50%	16.50%	16.50%			25.00%	25.00%	25.00%
Preferential income tax rate															15.00%	27.00%				27.00%
Reduced tax rate																24.00%				24.00%
Local income tax rate																3.00%				3.00%
Unification of the income tax rate for domestic-invested and foreign-invested enterprises	25.00%
Reduction in corporate income tax rate for succeeding three years															50.00%
Tax losses carried forward	$ 23,591,422	$ 20,843,486
Tax losses available indefinitely for offsetting against future taxable income	4,114,021	2,196,670
Tax losses carried back or forward	19,477,401	18,646,816
Carried back period	2 years
Carried forward period	20 years
Unrecognized tax benefits	8,870,677	9,117,443	7,437,277	4,879,338	5,701,782
Remaining unrecognized tax benefits set off	3,991,339	3,415,661
Reversed interest and potential penalties	1,021,397		227,702
Accrued interest and potential penalties of uncertain tax position		121,032
Interest and potential penalties of uncertain tax positions	651,721	1,667,602
Additional assessable profits						1,612,967	12,520,654
Penalty and interest paid								$ 257,649	2,000,000	$ 60,064	466,249

Income Taxes - Summary of Income Tax Expense (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Continuing Operations
Current	$ (820,039)	$ 1,229,229	$ 110,215
Deferred	(21,861)	(604)	93,907
Income tax expense (benefit) from continuing operations	(841,900)	1,228,625	204,122
Discontinued Operations
Current		25,263
Income tax expense from discontinued operations		25,263
Total income tax expense (benefit)	$ (841,900)	$ 1,253,888	$ 204,122

Income Taxes - Schedule of Reconciliation of Income Tax Expense (Benefit) (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation Of Effective Income Tax Rate [Line Items]
Income tax expenses (benefit) at the Hong Kong statutory income tax rate	$ (480,671)	$ 440,752	$ (657,339)
Foreign rate differential	30,822	200,857	(69,068)
Non-taxable other income	(386,664)	(294,827)	(79,153)
Non-tax deductible expenses	670,389	1,124,153	554,562
Under (over) provision of tax in prior periods	(1,314,491)	206,387	149,531
Unrecognized (utilized) tax benefits	223,959	569,997	(1,110,579)
Changes in valuation allowance	414,756	(993,431)	1,416,168
Total income tax expense (benefit)	$ (841,900)	$ 1,253,888	$ 204,122
Effective income tax rate	28.90%	46.90%	(5.00%)
Hong Kong Subsidiary [Member]
Reconciliation Of Effective Income Tax Rate [Line Items]
Effective income tax rate	16.50%	16.50%	16.50%

Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Impairment of property, plant and equipment	$ 2,031,131	$ 2,097,590
Provision for inventories	196,834	126,016
Provision for warranty	111,903	191,653
Operating losses carried forward	3,418,116	2,770,145
Gross deferred tax assets	5,757,984	5,185,404
Less: Valuation allowance for deferred tax assets	(5,757,984)	(5,185,404)
Net deferred tax assets
Deferred tax liabilities:
Other temporary differences
Tax over book depreciation of property, plant and equipment	(5,180)	(27,017)
Total deferred tax liabilities	$ (5,180)	$ (27,017)

Income Taxes - Summary of Valuation Allowance (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Valuation allowance:
Balance at beginning of fiscal year	$ 5,185,404	$ 6,057,516	$ 4,553,687
Additions (reversals)	414,756	(993,431)	1,416,168
Exchange realignment	157,824	121,319	87,661
Balance at end of fiscal year	$ 5,757,984	$ 5,185,404	$ 6,057,516

Income Taxes - Schedule of Reconciliation of Movements of Unrecognized Tax Benefits Exclusive of Related Interest and Penalties (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	$ 9,117,443	$ 7,437,277
Additions based on tax positions related to the current year	799,637	1,946,753
Reduction for tax positions related to prior year	(1,070,199)	(415,227)
Exchange realignment	23,796	148,640
Balance at end of fiscal year	$ 8,870,677	$ 9,117,443

Discontinued Operations - Schedule of Income (Loss) from Discontinued Operations (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 81,083,384	$ 69,652,705	$ 57,468,866
Cost of goods sold	(70,817,320)	(59,008,973)	(50,403,138)
Gross profit	10,266,064	10,643,732	7,065,728
Selling, general and administrative expenses	(16,254,968)	(10,612,458)	(11,317,767)
Operating profit (loss)	(5,988,904)	59,863	(3,114,459)
Other income (expense), net	1,571,579	(76,501)	311,050
Income tax expenses	841,900	(1,228,625)	(204,122)
Income (Loss) from discontinued operations	725,773	1,374,342	(1,775,879)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales		53,885,407	43,485,638
Cost of goods sold		(44,386,508)	(40,658,730)
Gross profit		9,498,899	2,826,908
Selling, general and administrative expenses		(6,904,111)	(4,511,573)
Other operating loss			(31,990)
Operating profit (loss)		2,594,788	(1,716,655)
Interest expense, net		(2,403)
Other income (expense), net	725,773	(1,192,780)	(59,224)
Income tax expenses		(25,263)
Income (Loss) from discontinued operations	$ 725,773	$ 1,374,342	$ (1,775,879)

Discontinued Operations - Additional Information (Detail) (Home Appliances [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Home Appliances [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment losses	$ 0	$ 1,230,727	$ 0

Basic and Diluted Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Numerator for basic and diluted earnings (loss) per share:
Income (Loss) from continuing operations	$ (2,797,032)	$ 42,994	$ (2,412,120)
Income (Loss) from continuing operations attributable to non-controlling interests	107,958	(6,659)	175,028
Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(2,689,074)	36,335	(2,237,092)
Income (Loss) from discontinued operations	725,773	1,374,342	(1,775,879)
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (1,963,301)	$ 1,410,677	$ (4,012,971)
Denominator for basic and diluted earnings (loss) per share:
Weighted average number of shares of common stock	3,040,310	3,039,727	3,039,454
Basic and diluted earnings (loss) per share:
Earnings (Loss) from continuing operations	$ (0.88)	$ 0.01	$ (0.74)
Earnings (Loss) from discontinued operations	$ 0.23	$ 0.45	$ (0.58)
Earnings (Loss) attributable to common stockholder	$ (0.65)	$ 0.46	$ (1.32)

Basic and Diluted Earnings (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011
Earnings Per Share [Abstract]
Anti-dilutive stock options	369,752	365,369

Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013 Y	Mar. 31, 2012	Mar. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Capital commitments for purchase of property, plant and equipment	$ 4,211,595	$ 169,682
Operating lease rental expense	361,918	352,206	445,327
Operating lease rental income	177,556		9,886
Leasing term extension period, years	1
Future lease payments due on renewed tenancy agreements	$ 11,115,959	$ 11,234,133

Commitments - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Within one year	$ 754,386	$ 511,654
Over one year but not exceeding two years	374,706	521,448
Over two years but not exceeding three years	352,478	369,319
Over three years but not exceeding four years	352,478	347,410
Over four years but not exceeding five years	352,478	347,410
Over five years	8,929,433	9,136,892
Total future minimum lease payments	$ 11,115,959	$ 11,234,133

Contingencies - Additional Information (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2011 Purchase Commitment [Member]	Oct. 11, 2004 Purchase Commitment [Member] Best Hero Limited [Member]	Mar. 31, 2013 Accrued Liabilities Taxes [Member]
Commitments Contingencies And Litigation [Line Items]
Claim against subsidiary					$ 4,250,400
Claim related to purchase order					4,620,000
Provision for contingent liability				900,000
Unrecognized tax benefits	8,870,677	9,117,443	7,437,277			4,879,338
Interest and penalties of uncertain tax positions	$ 651,721	$ 1,667,602				$ 651,721

Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Payables And Accruals [Abstract]
Accrued expenses	$ 2,241,659	$ 2,587,698
Other tax payable	997,001	2,189,302
Land use right payable - operating lease	784,400	793,301
Other payables for procuring materials for customers	5,194,086
Other payable	426,492	1,067,550
Other accrued liabilities	$ 9,643,638	$ 6,637,851

Employee Benefits - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013 USD ($) Age	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2013 MPF [Member] USD ($)	Mar. 31, 2013 MPF [Member] HKD	Mar. 31, 2013 MPF [Member] Minimum [Member] Age	Mar. 31, 2013 MPF [Member] Maximum [Member] Age	Mar. 31, 2012 Home Appliances [Member] USD ($)	Mar. 31, 2013 ORSO [Member]
Defined Benefit Plan Disclosure [Line Items]
Eligible age of employees for Mandatory Provident Fund						18	64
Minimum period of service for Mandatory Provident Fund						60 days
Employee contribution						5.00%			5.00%
Employer and employee contribution on Employee Benefits Plan				$ 161	1,250
Basic salary for the fixed amount of employee contribution				3,221	25,000
Percentage of Company's contribution				100.00%	100.00%
Retirement Age	65
Eligible joining period to participate in ORSO Scheme	Before December 2000
Costs recognized in defined contribution	48,075	61,107	72,878
Company's contribution	17.30%
Costs incurred for employee benefit plans	1,963,173		2,547,639
Net benefit from the exit of segment								$ 449,557

Segment Information - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Number of operating segments	3
Percentage accounted for major customer	10.00%
Shenzhen Tinno Mobile Technology Co. Ltd. ("Tinno") [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	10.70%	10.50%	13.61%
Percentage of Company's total accounts and bills receivable	3.20%	3.40%	9.60%
ZTE Corporation (''ZTE'') [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	11.10%	19.60%	8.70%
Percentage of Company's total accounts and bills receivable	11.20%	58.90%	17.70%
Dongguan Huabel Electronic Technology Co. Ltd. (''Huabel'') [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	12.00%	0.00%	0.00%
Percentage of Company's total accounts and bills receivable	25.30%
Electrolux S.A. and Subsidiaries ("Electrolux") [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	0.00%	42.40%	41.60%
Percentage of Company's total accounts and bills receivable			35.70%
Property Plant and Equipment [Member]
Segment Reporting Information [Line Items]
Impairment losses		1,230,727
Lenovo Mobile Communication Technology Ltd. ("Lenovo") [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	33.00%	9.50%	12.60%
Percentage of Company's total accounts and bills receivable	34.20%	19.40%	19.20%

Segment Information - Operating Financial Information of Four Reportable Segments (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	$ 81,083,384	$ 123,538,112	$ 100,954,504
Interest income	1,504,166	95,477	536,187
Segment profit (loss)	(1,963,301)	1,410,677	(4,012,971)
Total assets	108,225,843	109,040,009
Home Appliances [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers		53,885,407	43,485,638
Capital expenditure		240,763	217,028
Interest expense		(2,403)
Depreciation and amortization		1,522,962	1,599,996
Segment profit (loss)	725,773	1,374,342	(1,775,879)
Total assets	34	313,033	22,234,345
Electronic Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	65,188,724	54,431,519	42,621,597
Capital expenditure	6,484,577	226,277	807,077
Interest expense	(109,749)	(104,517)	(268,219)
Depreciation and amortization	554,337	594,746	557,353
Segment profit (loss)	3,687,547	2,885,762	1,400,572
Total assets	29,618,065	34,554,319	23,809,159
EMS [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	14,256,314	14,439,926	14,742,075
Capital expenditure	767,186	273,926	3,598,918
Interest expense			(2,604)
Depreciation and amortization	1,336,208	1,268,736	971,836
Segment profit (loss)	(3,314,836)	221,655	(695,296)
Total assets	16,203,482	11,614,176	15,066,413
Others [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	1,638,346	781,260	105,194
Capital expenditure	358,813	73,281	40,345
Interest expense		321
Depreciation and amortization	223,915	76,809	62,690
Segment profit (loss)	(1,182,894)	(640,020)	(960,777)
Total assets	1,114,654	739,106	703,412
Corporate [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Capital expenditure	3,055
Interest income	839,557	377,074	498,837
Interest expense	774,358	(177,401)	308,173
Depreciation and amortization	1,328,267	98,577	140,261
Segment profit (loss)	(1,878,891)	(2,431,062)	(1,981,591)
Total assets	61,289,608	61,819,375	58,122,805
Combined [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	81,083,384	123,538,112	100,954,504
Capital expenditure	7,613,631	814,247	4,663,368
Interest income	839,557	377,074	498,837
Interest expense	664,609	(284,000)	37,350
Depreciation and amortization	3,442,727	3,561,830	3,332,136
Segment profit (loss)	(1,963,301)	1,410,677	(4,012,971)
Total assets	$ 108,225,843	$ 109,040,009	$ 119,936,134

Segment Information - Operating Financial Information of Four Reportable Segments (Parenthetical) (Detail) (Home Appliances [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Home Appliances [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Home Appliances segment, discontinuation date	Jan 15, 2012
Impairment losses	$ 0	$ 1,230,727	$ 0

Segment Information - Net Sales Including Net Sales of Discontinued Operations by Geographic Area (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 81,083,384	$ 123,538,112	$ 100,954,504
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	533,077	501,665	562,066
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	326,298	4,469,428	3,213,506
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	49,423	47,969,847	38,808,728
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	80,174,586	70,596,126	58,360,791
Other Regions [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales		$ 1,046	$ 9,413

Segment Information - Net Sales Including Net Sales of Discontinued Operations by Product/Service Type (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Product Information [Line Items]
Net sales	$ 81,083,384	$ 123,538,112	$ 100,954,504
Floor Care Products [Member]
Product Information [Line Items]
Net sales		51,056,019	40,013,087
Kitchen Appliances [Member]
Product Information [Line Items]
Net sales	533,077	755,607	1,081,498
CCMs [Member]
Product Information [Line Items]
Net sales	3,913,523	53,094,225	41,592,838
Cellular Phone Assembly Services [Member]
Product Information [Line Items]
Net sales	4,256,314	14,439,927	14,648,779
Others [Member]
Product Information [Line Items]
Net sales	$ 2,380,470	$ 4,192,334	$ 3,618,302

Segment Information - Schedule of Long-Lived Assets (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Schedule of Segment Reporting Information of Long Lived Assets Net by Segment [Line Items]
Long-lived assets	$ 29,555,218	$ 25,016,915
Hong Kong [Member]
Schedule of Segment Reporting Information of Long Lived Assets Net by Segment [Line Items]
Long-lived assets	150,734	210,800
Mainland China [Member]
Schedule of Segment Reporting Information of Long Lived Assets Net by Segment [Line Items]
Long-lived assets	$ 29,404,484	$ 24,806,115

Segment Information - Schedule of Net Sales from Major Customers (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
ZTE Corporation (''ZTE'') [Member] | Continuing Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	$ 9,011,148	$ 24,227,414	$ 8,797,843
Shenzhen Tinno Mobile Technology Co. Ltd. ("Tinno") [Member] | Continuing Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	8,636,784	13,018,044	13,677,827
Lenovo Mobile Communication Technology Ltd. ("Lenovo") [Member] | Continuing Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	26,799,405	11,698,569	12,712,077
Dongguan Huabel Electronic Technology Co. Ltd. (''Huabel'') [Member] | Continuing Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	9,799,379	5,245	109
Electrolux S.A. and Subsidiaries ("Electrolux") [Member] | Discontinued Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers		$ 52,339,623	$ 42,006,085

Financial Instruments - Summary of Carrying Values and Estimated Fair Values of Company's Financial Assets and Liabilities (Detail)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Mar. 31, 2013 Carrying value [Member] USD ($)	Mar. 31, 2012 Carrying value [Member] USD ($)	Mar. 31, 2013 Fair value [Member] USD ($)	Mar. 31, 2012 Fair value [Member] USD ($)
Current financial assets:
Cash and cash equivalents	$ 32,385,376		$ 39,792,733		$ 19,205,184	$ 24,808,596	$ 32,385,376	$ 39,792,733	$ 32,385,376	$ 39,792,733
Restricted cash	14,592,289	90,640,000	4,546,062	28,649,739			14,592,289	4,546,062	14,592,289	4,546,062
Available-for-sale investments	17,153		2,006,066				17,153	2,006,066	17,153	2,006,066
Accounts and bills receivable	19,713,608		30,273,062				19,713,608	30,273,062	19,713,608	30,273,062
Financial assets included in deposits and other assets							3,846,653	401,815	3,846,653	401,815
Amount due from a related party	18,841		11,798				18,841	11,798	18,841	11,798
Current financial assets							70,573,920	77,031,536	70,573,920	77,031,536
Non-current financial assets:
Available-for-sale investments	1,045,200		1,033,800				1,045,200	1,033,800	1,045,200	1,033,800
Total financial assets							71,619,120	78,065,336	71,619,120	78,065,336
Current financial liabilities:
Short term bank loans	4,826,241		4,000,000				4,826,241	4,000,000	4,826,241	4,000,000
Accounts payable	7,134,526		8,163,510				7,134,526	8,163,510	7,134,526	8,163,510
Accrued salaries, allowances and other employee benefits	4,367,642		3,102,335				4,367,642	3,102,335	4,367,642	3,102,335
Other accrued liabilities	9,643,638		6,637,851				9,643,638	6,637,851	9,643,638	6,637,851
Total financial liabilities							$ 25,972,047	$ 21,903,696	$ 25,972,047	$ 21,903,696

Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value Disclosures [Abstract]
Credit risk due to loss on fair value of financial instruments	$ 71,619,120	$ 78,065,336

Fair Value Measurements - Assets Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring [Member], USD $)	Mar. 31, 2013	Mar. 31, 2012
Available-for-sale investments:
Financial assets measured at fair value	$ 1,062,353	$ 3,039,866
Listed Equity Securities [Member] | Level 1 [Member]
Available-for-sale investments:
Financial assets measured at fair value	17,153	6,066
Unlisted Investments [Member] | Level 2 [Member]
Available-for-sale investments:
Financial assets measured at fair value	$ 1,045,200	$ 3,033,800

Stock Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable period	4 years 7 months 6 days	4 years 2 months 1 day	3 years 11 months 9 days
Number of options, Forfeited	5,950	1,250
Number of options, Outstanding, Expired		82,167
Maximum term of ISO granted	4 years 3 months 11 days	3 years 11 months 16 days	4 years 4 days	4 years 9 months 11 days
Number of options, Outstanding, Granted	86,000		20,000		3,750
Stock options vesting period	36 months
Stock compensation expense	$ 258,128	$ 34,121	$ 470,109
Stock option vest and issued at the date of grant					750
Number of shares, Outstanding, Granted	1,500
Fair value of common stock vested	6,503		5,085
Expenses recognized for employee stock purchase plan	9,108		1,969
Unrecognized share-based compensation cost		$ 1,969
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost expected to vest	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost expected to vest	5 years
Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted	73,000
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted	5,000
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted	8,000
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for grant	400,000
Stock option plan expiration date	Sep 17, 2008
Maximum voting rights	10.00%
Percentage of fair market value of stock granted	110.00%
Maximum term of ISO granted	10 years
Options exercisable period	10 years
Number of options, Forfeited	5,950	1,250
Exercise price of option	$ 15.6	$ 25
Number of options, Outstanding, Expired		82,167
Minimum exercise price of option		$ 19
Maximum exercise price of option		$ 25
Options granted to directors		65,500
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum voting rights	10.00%
Maximum term of ISO granted	5 years
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Forfeited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of option	$ 30.56	$ 30.56
2005 Stock Option Plan of Global-Tech [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for grant	450,000
Maximum voting rights	10.00%
Percentage of fair market value of stock granted	110.00%
Number of options, Forfeited	0	0	0
Maximum term of ISO granted	10 years
Number of options, Outstanding, Granted	0	0	20,000
2005 Stock Option Plan of Global-Tech [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum voting rights	10.00%
Maximum term of ISO granted	5 years
Two Thousand Twelve Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding, Granted		0	0

Stock Compensation - Schedule of Changes in Outstanding Options (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2007
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, Outstanding, at beginning of fiscal year	339,701	423,118	403,118
Number of options, Granted	86,000		20,000		3,750
Number of options, Expired		(82,167)
Number of options, Exercised
Number of options, Forfeited	(5,950)	(1,250)
Number of options, Outstanding, at end of fiscal year	419,751	339,701	423,118	403,118
Number of options, Vested and expected to be vested	419,751	339,701	423,118
Number of options, Exercisable, at end of fiscal year	369,752	287,452	365,369
Range of exercise price, Outstanding, at beginning of fiscal year, Minimum	$ 8.99	$ 8.99	$ 13.2
Range of exercise price, Outstanding, at beginning of fiscal year, Maximum	$ 30.56	$ 30.56	$ 30.56
Range of exercise price, Granted	$ 4.75		$ 8.99
Range of exercise price, Expired, Minimum		$ 19
Range of exercise price, Expired
Range of exercise price, Expired, Maximum		$ 25
Range of exercise price, Exercised
Range of exercise price, Forfeited, Minimum	$ 15.6	$ 25
Range of exercise price, Forfeited
Range of exercise price, Forfeited, Maximum	$ 30.56	$ 30.56
Range of exercise price, Outstanding, at end of fiscal year, Minimum	$ 4.75	$ 8.99	$ 8.99	$ 13.2
Range of exercise price, Outstanding, at end of fiscal year, Maximum	$ 30.56	$ 30.56	$ 30.56	$ 30.56
Range of exercise price, Vested and expected to be vested, Minimum	$ 4.75	$ 8.99	$ 8.99
Range of exercise price, Vested and expected to be vested, Maximum	$ 30.56	$ 30.56	$ 30.56
Range of exercise price, Exercisable, at end of fiscal year, Minimum	$ 4.75	$ 8.99	$ 8.99
Range of exercise price, Exercisable, at end of fiscal year, Maximum	$ 30.56	$ 30.56	$ 30.56
Weighted average exercise price, Outstanding, at beginning of fiscal year	$ 17.66	$ 18	$ 18.44
Weighted average exercise price, Granted	$ 4.75		$ 8.99
Weighted average exercise price, Expired		$ 19.22
Weighted average exercise price, Exercised
Weighted average exercise price, Forfeited	$ 21.26	$ 29.45
Weighted average exercise price, Outstanding, at end of fiscal year	$ 14.96	$ 17.66	$ 18	$ 18.44
Weighted average exercise price, Vested and expected to be vested	$ 14.96	$ 17.66	$ 18
Weighted average exercise price, Exercisable, at end of fiscal year	$ 13.41	$ 16.06	$ 16.9
Weighted average remaining contractual term, Outstanding, at beginning of fiscal year	4 years 3 months 11 days	3 years 11 months 16 days	4 years 4 days	4 years 9 months 11 days
Weighted average remaining contractual term, Outstanding, at end of fiscal year	4 years 3 months 11 days	3 years 11 months 16 days	4 years 4 days	4 years 9 months 11 days
Weighted average remaining contractual term, Vested and expected to be vested	4 years 3 months 11 days	3 years 11 months 16 days	4 years 4 days
Weighted average remaining contractual term, Exercisable, at end of fiscal year	4 years 7 months 6 days	4 years 2 months 1 day	3 years 11 months 9 days
Aggregate intrinsic value, Outstanding, at beginning of fiscal year
Aggregate intrinsic value, Outstanding, at end of fiscal year
Aggregate intrinsic value, Vested and expected to be vested

Stock Compensation - Schedule of Changes in Stock Grants (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-vested, at beginning of fiscal year, Stock	750	750	1,500
Granted, Stock
Vested, Stock	(750)		(750)
Non-vested, at end of fiscal year, Stock		750	750
Weighted average grant-date fair value, Non-vested, at beginning of fiscal year	$ 10,380	$ 10,380	$ 20,760
Weighted average grant-date fair value, Granted
Weighted average grant-date fair value, Vested	10,380		10,380
Weighted average grant-date fair value, Non-vested, at end of fiscal year		$ 10,380	$ 10,380

Stock Compensation - Summary of Options by Exercise Price Range (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	419,751	339,701	423,118	403,118
Weighted average remaining contractual life, Options outstanding	4 years 3 months 11 days	3 years 11 months 16 days	4 years 4 days	4 years 9 months 11 days
Weighted average exercise price per option, Outstanding	$ 14.96	$ 17.66	$ 18	$ 18.44
Number of options, Exercisable	369,752	287,452	365,369
Weighted average exercise price per option, Exercisable	$ 13.41	$ 16.06	$ 16.9
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	86,000
Range of exercise price per option, Outstanding	$ 4.75
Weighted average remaining contractual life, Options outstanding	9 years 3 months 22 days
Weighted average exercise price per option, Outstanding	$ 4.75
Number of options, Exercisable	82,250
Weighted average exercise price per option, Exercisable	$ 4.75
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	20,000
Range of exercise price per option, Outstanding	$ 8.99
Weighted average remaining contractual life, Options outstanding	6 years 8 months 12 days
Weighted average exercise price per option, Outstanding	$ 8.99
Number of options, Exercisable	15,000
Weighted average exercise price per option, Exercisable	$ 8.99
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	248,251
Range of exercise price per option, Outstanding, Minimum	$ 13.2
Range of exercise price per option, Outstanding, Maximum	$ 15.6
Weighted average remaining contractual life, Options outstanding	3 years 3 months 15 days
Weighted average exercise price per option, Outstanding	$ 14.87
Number of options, Exercisable	248,251
Weighted average exercise price per option, Exercisable	$ 14.87
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	65,500
Range of exercise price per option, Outstanding, Minimum	$ 30.4
Range of exercise price per option, Outstanding, Maximum	$ 30.56
Weighted average remaining contractual life, Options outstanding	8 months 12 days
Weighted average exercise price per option, Outstanding	$ 30.55
Number of options, Exercisable	24,251
Weighted average exercise price per option, Exercisable	$ 30.54

Stock Compensation - Summary of Fair Value of Options Granted (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free Interest Rate			3.45%
Expected Dividend Yield	0.00%		0.00%
Expected Option Life			7 years
Expected Stock Price Volatility			59.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free Interest Rate	0.97%
Expected Option Life	7 years
Expected Stock Price Volatility	53.28%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free Interest Rate	1.50%
Expected Option Life	10 years
Expected Stock Price Volatility	58.71%

Condensed Financial Information of Global-Tech - Additional Information (Detail) (PRC Subsidiaries [Member])	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Condensed Financial Information [Line Items]
Net assets of PRC subsidiaries	$ 58,607,593	364,074,602

Condensed Financial Information of Global-Tech - Condensed Balance Sheets (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	$ 32,385,376		$ 39,792,733		$ 19,205,184	$ 24,808,596
Available-for-sale investments	17,153		2,006,066
Prepaid expenses	181,224		149,558
Deposits and other assets	5,044,456		769,206
Total current assets	77,345,279	259,760	82,922,677	331,826
Interests in subsidiaries
Available-for-sale investments	1,045,200		1,033,800
Total assets	108,225,843		109,040,009
Current liabilities:
Other accrued liabilities	9,643,638		6,637,851
Total liabilities	31,967,640		28,949,377
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,230,814 and 3,229,314 shares issued as of March 31, 2013 and 2012	129,233		129,173
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued
Additional paid-in capital	85,053,402		84,786,226
Statutory reserves	1,238,361
Accumulated deficit	(15,932,941)		(9,690,526)
Accumulated other comprehensive income	10,709,740		9,697,445
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2013 and 2012	(4,663,321)		(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	76,534,474		80,258,997
Non-controlling interests	(276,271)		(168,365)
Total equity	76,258,203		80,090,632		76,337,459	77,735,745
Total liabilities and shareholders' equity	108,225,843		109,040,009
Global-Tech [Member]
Current assets:
Cash and cash equivalents	19,405,865		21,984,305		11,127,701	2,032,788
Available-for-sale investments			2,000,000
Prepaid expenses	46,903		43,210
Deposits and other assets	40,087		24,723
Total current assets	19,492,855		24,052,238
Interests in subsidiaries	55,812,262		55,206,077
Available-for-sale investments	1,045,200		1,033,800
Total assets	76,350,317		80,292,115
Current liabilities:
Other accrued liabilities	92,114		201,483
Total liabilities	92,114		201,483
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,230,814 and 3,229,314 shares issued as of March 31, 2013 and 2012	129,233		129,173
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued
Additional paid-in capital	85,053,402		84,786,226
Statutory reserves	1,238,361
Accumulated deficit	(15,932,941)		(9,690,526)
Accumulated other comprehensive income	10,709,740		9,697,445
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2013 and 2012	(4,663,321)		(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	76,534,474		80,258,997
Non-controlling interests	(276,271)		(168,365)
Total equity	76,258,203		80,090,632
Total liabilities and shareholders' equity	$ 76,350,317		$ 80,292,115

Condensed Financial Information of Global-Tech - Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.04	$ 0.04
Common stock, shares authorized	12,500,000	12,500,000	12,500,000
Common stock, shares issued	3,230,814	3,229,314
Preferred Stock, par value	$ 0.04	$ 0.04
Preferred stock, shares authorized	250,000	250,000	250,000
Preferred stock, shares issued
Treasury stock, shares	189,587	189,587
Global-Tech [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.04	$ 0.04
Common stock, shares authorized	12,500,000	12,500,000
Common stock, shares issued	3,230,814	3,229,314
Preferred Stock, par value	$ 0.04	$ 0.04
Preferred stock, shares authorized	250,000	250,000
Preferred stock, shares issued	0	0
Treasury stock, shares	189,587	189,587

Condensed Financial Information of Global-Tech - Condensed Statements of Operations and Comprehensive Income (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 81,083,384	$ 69,652,705	$ 57,468,866
Cost of goods sold	(70,817,320)	(59,008,973)	(50,403,138)
Gross profit	10,266,064	10,643,732	7,065,728
Selling, general and administrative expenses	(16,254,968)	(10,612,458)	(11,317,767)
Operating profit (loss)	(5,988,904)	59,863	(3,114,459)
Interest income, net	1,504,166	95,477	536,187
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(1,963,301)	1,410,677	(4,012,971)
Other comprehensive income
Foreign currency translation adjustments	989,852	2,277,759	2,304,636
Unrealized gain on available-for-sale investments, net of income tax of nil	22,495	24,600	11,092
Unrealized loss on available-for-sale investments, net of income tax of nil		(643)	(1,877)
Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(951,006)	3,712,847	(1,695,824)
Global-Tech [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales
Cost of goods sold
Gross profit
Selling, general and administrative expenses	(1,071,502)	(1,158,531)	(1,252,554)
Operating profit (loss)	(1,071,502)	(1,158,531)	(1,252,554)
Interest income, net	344,582	35,349	29,831
Equity in profits (losses) of subsidiaries	(484,185)	1,923,914	(2,155,198)
Other income (expense), net	(752,196)	609,945	(635,050)
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(1,963,301)	1,410,677	(4,012,971)
Other comprehensive income
Foreign currency translation adjustments	989,800	2,278,213	2,304,178
Release of unrealized loss on available-for-sale investments, net of income tax of nil, upon disposal			1,877
Unrealized gain on available-for-sale investments, net of income tax of nil	22,495	24,600	11,092
Unrealized loss on available-for-sale investments, net of income tax of nil		(643)
Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (951,006)	$ 3,712,847	$ (1,695,824)

Condensed Financial Information of Global-Tech - Condensed Statements of Operations and Comprehensive Income (Parenthetical) (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Release of unrealized loss on available-for-sale investments, tax, upon disposal
Unrealized gain on available-for-sale investments, tax
Unrealized loss on available-for-sale investments, tax
Global-Tech [Member]
Condensed Financial Statements, Captions [Line Items]
Release of unrealized loss on available-for-sale investments, tax, upon disposal
Unrealized gain on available-for-sale investments, tax
Unrealized loss on available-for-sale investments, tax

Condensed Financial Information of Global-Tech - Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (1,963,301)	$ 1,410,677	$ (4,012,971)
Adjustments to reconcile net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	258,128	34,121	470,109
Shares issued to an employee	9,108		1,999
Interest received from available-for-sale investments		(13)
Changes in operating assets and liabilities:
Prepaid expenses	(141,709)	135,753	(74,341)
Deposits and other assets	(4,403,866)	(139,251)	22,616
Other accrued liabilities	7,636,375	(542,056)	491,005
Net cash provided by (used in) operations	9,946,113	13,370,878	(10,022,228)
Cash flows from investing activities:
Purchases of available-for-sale investments		(8,999,987)	(3,000,000)
Proceeds from disposal of available-for-sale investments	2,000,000	9,000,000	15,986,532
Net cash provided by (used in) investing activities	(5,316,603)	780,483	6,829,669
Cash flows from financing activities:
Cash dividend paid	(3,040,753)
Net cash provided by (used in) financing activities	(12,133,325)	6,489,782	(2,240,106)
Net increase (decrease) in cash and cash equivalents	(7,407,357)	20,587,549	(5,603,412)
Cash and cash equivalents at beginning of fiscal year	39,792,733	19,205,184	24,808,596
Cash and cash equivalents at end of fiscal year	32,385,376	39,792,733	19,205,184
Global-Tech [Member]
Cash flows from operating activities:
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(1,963,301)	1,410,677	(4,012,971)
Adjustments to reconcile net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	258,128	34,121	470,139
Shares issued to an employee	9,108		1,969
Equity in losses (profits) of subsidiaries	484,185	(1,923,914)	2,155,198
Interest received from available-for-sale investments		(13)
Changes in operating assets and liabilities:
Prepaid expenses	(3,693)	(2,582)	3,465
Deposits and other assets	(15,364)	4,969	(3,769)
Other accrued liabilities	(109,369)	(26,324)	(7,591)
Net cash provided by (used in) operations	(1,340,306)	(503,066)	(1,393,560)
Cash flows from investing activities:
Purchases of available-for-sale investments		(8,999,987)	(3,000,000)
Proceeds from disposal of available-for-sale investments	2,000,000	9,000,000	15,986,532
Repayment of amounts due from (advances to) subsidiaries, net	910,372	13,091,819	(639,128)
Capital injection into subsidiaries	(1,107,753)	(1,732,162)	(1,858,931)
Net cash provided by (used in) investing activities	1,802,619	11,359,670	10,488,473
Cash flows from financing activities:
Cash dividend paid	(3,040,753)
Net cash provided by (used in) financing activities	(3,040,753)
Net increase (decrease) in cash and cash equivalents	(2,578,440)	10,856,604	9,094,913
Cash and cash equivalents at beginning of fiscal year	21,984,305	11,127,701	2,032,788
Cash and cash equivalents at end of fiscal year	$ 19,405,865	$ 21,984,305	$ 11,127,701